UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	12/31/03

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier
Core Value Fund

ANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
17	Financial Highlights
23	Notes to Financial Statements
31	Independent Auditors’ Report
32	Important Tax Information
33	Board Members Information
35	Officers of the Fund
F O R M O R E I N F O R M AT I O N
Back Cover

Dreyfus Premier
Core Value Fund
The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Core Value Fund covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager,Valerie J. Sill.

Despite headwinds caused by economic and geopolitical uncertainty early in the year, stocks generally bounced back in 2003, with many stock market indexes generating their first full calendar year of gains since 1999. The combination of historically low interest rates, lower federal income tax rates, progress in the war on terrorism and above-trend economic growth during the second half of the year helped propel stock prices higher.

While stocks in general may no longer be priced as attractively as they were at the start of the year, we believe that market fundamentals remain favorable based on recent forecasts of continued economic growth. However, our optimism is tempered by the understanding that some companies, industries and market sectors always perform better than others.As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2004

DISCUSSION OF FUND PERFORMANCE

Valerie J. Sill, Portfolio Manager

How did Dreyfus Premier Core Value Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2003, Dreyfus Premier Core Value Fund produced total returns of 28.09% for its Class A Shares, 27.12% for its Class B Shares, 27.12% for its Class C shares, 28.25% for its Institutional shares, 28.43% for its Class R shares and 27.72% for its Class T shares.1 In comparison, the fund’s benchmark, the S&P 500/BARRA Value Index, produced a total return of 31.79% for the same period.2

After a three-year bear market, stocks bounced back in 2003 after geopolitical tensions waned and the U.S. economy finally showed signs of sustainable growth. Although the fund participated in the stock market’s rise to a significant degree, its returns trailed its benchmark, primarily because of our focus on relatively high-quality, value-oriented companies rather than the more speculative businesses whose stocks posted the market’s greatest gains during the reporting period.

What is the fund’s investment approach?

The fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. When choosing stocks, we use a “bottom-up” stock selection approach, focusing on individual companies, rather than a “top-down” approach that forecasts market trends. We also focus on a company’s relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

What other factors influenced the fund’s performance?

Stocks began 2003 in an environment characterized by persistent economic weakness as the United States and its allies prepared for war in Iraq. After it became clear that major combat would be over quickly,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

investors began to grow more optimistic as they turned their attention to economic fundamentals, the expected benefits of lower interest rates from the Federal Reserve Board and new tax cuts enacted by Congress. By the summer of 2003, the U.S. economy had accelerated to its highest quarterly growth rate in nearly 20 years, and the broad stock market rally that began in mid-March persisted through the end of the year.

The fund participated in the 2003 market rally, particularly through its relatively economically sensitive investments in the financial services, capital goods and technology sectors. For example, the economic upturn benefited fund holdings such as Corning, which manufactures telecommunications products and other components, and Deere & Co., which makes agricultural and construction equipment.A stronger economy and rallying stock market boosted stocks of large brokerage firms such as Goldman Sachs and Morgan Stanley, that saw trading volume increase, fees from money management services rise and underwriting volume on new stock issues begin to bounce back. Investors also began to anticipate a rebound in corporate capital spending, which benefited the fund’s holdings of technology companies such as Intel and Koninklijke (Royal) Phillips Electronics.

A number of special situations also contributed to the fund’s performance, including the takeover of FleetBoston Financial by Bank of America. In addition, the fund benefited from the turnaround at McDonald’s, where new management boosted U.S. sales.

On the other hand, the fund’s performance relative to its benchmark in 2003 was hurt by its lack of exposure to many of the lower-quality companies that led the market’s advance. Gains were particularly impressive among smaller, more speculative technology stocks, many of which had no earnings. However, we tended to focus on well-established technology leaders, such as Microsoft, one of the fund’s top-ten holdings during the year. Microsoft did not participate fully in the market rally because investors perceived it as a mature company with less growth potential than many smaller technology firms.While we agree that its business is relatively mature, we see Microsoft as an attractively valued stock that is trading at the low end of its five-year price range and has the ability to produce stable earnings under a variety of economic conditions.

What is the fund’s current strategy?

The fund’s ongoing strategy is to invest in large-capitalization value stocks that, in our judgment, possess strong business fundamentals and have a catalyst in place to generate capital appreciation.We currently believe that several companies in the pharmaceutical industry appear to fit this description. Large drug manufacturers performed relatively poorly in 2003, largely because of investors’ concerns regarding the potential effects of patent expirations on their earnings. However, we believe that many of these stocks already reflect rising competition from generic drugs, and their stock prices may rise as new pharmaceutical products are introduced to the marketplace.

January 15, 2004

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost.

2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500/BARRA Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor’s 500 Composite Price Index (“S&P 500 Index”) that have low price-to-book ratios.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares and Institutional shares of Dreyfus Premier Core Value Fund on 12/31/93 to a $10,000 investment made in the Standard & Poor’s 500/BARRA Value Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested. Performance for Class B, Class C, Class R and Class T shares will vary from the performance of Class A and Institutional shares shown above due to differences in charges and expenses.

The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A shares and Institutional shares.The Index is a capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/03

	Inception				From
	Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (5.75%)		20.70%	2.71%	9.73%
without sales charge		28.09%	3.93%	10.38%
Class B shares
with applicable redemption charge †	1/16/98	23.12%	2.82%	—	4.20%
without redemption	1/16/98	27.12%	3.14%	—	4.32%
Class C shares
with applicable redemption charge	1/16/98	26.12%	3.14%	—	4.32%
without redemption	1/16/98	27.12%	3.14%	—	4.32%
Class R shares	8/4/94	28.43%	4.19%	—	11.00%
Institutional shares		28.25%	4.04%	10.49%
Class T shares
with applicable sales charge (4.5%)	8/16/99	21.95%	—	—	0.39%
without sales charge	8/16/99	27.72%	—	—	1.45%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

STATEMENT OF INVESTMENTS

December 31, 2003

Common Stocks—96.8%	Shares	Value ($)

Advertising—.5%
Interpublic Group of Companies	259,600 [a]	4,049,760
Appliance & Household Durables—.6%
SONY, ADR	150,600	5,221,302
Banking—13.0%
American Express	255,900	12,342,057
Bank of America	149,000	11,984,070
Citigroup	784,033	38,056,962
Comerica	78,200 [b]	4,383,892
Fannie Mae	124,600	9,352,476
FleetBoston Financial	377,847	16,493,021
U.S. Bancorp	404,700	12,051,966
		104,664,444
Basic Industries—2.2%
Alcoa	248,900	9,458,200
China Steel, ADR	7 [c]	117
International Paper	199,000	8,578,890
		18,037,207
Beverage & Tobacco—.8%
Altria Group	114,200	6,214,764
Brokerage—11.6%
Bear Stearns Cos.	49,100	3,925,545
Goldman Sachs	250,600	24,741,738
J.P. Morgan Chase & Co.	449,600	16,513,808
Lehman Brothers Holdings	111,600	8,617,752
Merrill Lynch	337,950	19,820,768
Morgan Stanley	338,200	19,571,634
		93,191,245
Capital Goods—15.2%
Corning	856,300 [a]	8,931,209
Deere & Co.	234,100	15,228,205
Eaton	80,600	8,703,188
Emerson Electric	137,760	8,919,960
Ericsson, ADR—Class B	589,600 [a,b]	10,435,920
Nokia, ADR—Series A	886,000	15,062,000
Pitney Bowes	114,900	4,667,238
Rockwell Collins	179,200	5,381,376
Stmicroelectronics (New York Shares)	271,500	7,333,215

8

Common Stocks (continued)	Shares	Value ($)

Capital Goods (continued)
United Technologies	228,300	21,635,991
Xerox	1,146,400 [a,b]	15,820,320
		122,118,622
Consumer Durables—3.4%
Black & Decker	80,000	3,945,600
Koninklijke (Royal) Phillips Electronics
(New York Shares)	802,800	23,353,452
		27,299,052
Consumer Non—Durables—1.5%
Jones Apparel Group	238,300	8,395,309
Kimberly-Clark	68,200	4,029,938
		12,425,247
Consumer Services—12.1%
Abercrombie & Fitch, Cl.A	128,500 [a]	3,175,235
Brinker	115,500 [a]	3,829,980
Gannett	89,100	7,944,156
Knight-Ridder	72,400	5,601,588
Kroger	208,300 [a]	3,855,633
Liberty Media, Cl.A	1,702,180 [a]	20,238,920
Limited Brands	434,500	7,834,035
McDonald’s	774,000	19,218,420
Safeway	323,400 [a]	7,085,694
Viacom, Cl.B	416,700	18,493,146
		97,276,807
Data Processing—1.5%
Automatic Data Processing	301,200	11,930,532
Energy—8.2%
Anadarko Petrolem	160,800	8,202,408
Apache	51,600	4,184,760
BP, ADR	216,400	10,679,340
Exxon Mobil	625,632	25,650,912
Royal Dutch Petroleum (New York Shares)	127,800	6,695,442
Schlumberger	200,200	10,954,944
		66,367,806
Health Care—6.3%
Baxter	408,000	12,452,160
Becton, Dickinson & Co.	199,900	8,223,886
Johnson & Johnson	146,900	7,588,854

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
McKesson	217,700	7,001,232
Pfizer	280,200	9,899,466
Wyeth	133,700	5,675,565
		50,841,163
Insurance—6.8%
Allstate	334,300	14,381,586
American International Group	225,293	14,932,420
Hartford Financial Services Group	69,700	4,114,391
Marsh & McLennan Cos.	144,600	6,924,894
Principal Financial Group	210,800	6,971,156
Travelers Property Casualty, Cl.A	425,000	7,131,500
		54,455,947
Technology—9.4%
Cadence Deign System	655,800 [a]	11,791,284
Comverse Technology	354,500 [a]	6,235,655
Intel	399,100	12,851,020
International Business Machines	102,900	9,536,772
Microsoft	898,300	24,739,182
SunGard Data Systems	142,900 [a]	3,959,759
Tellabs	449,000 [a]	3,785,070
3Com	383,500 [a]	3,133,195
		76,031,937
Telecommunications—1.3%
SK Telecom, ADR	270 [b]	5,036
Sprint (FON Group)	289,400	4,751,948
Sprint (PCS Group)	1,052,900 [a]	5,917,298
		10,674,282
Transportation—1.2%
Union Pacific	137,100	9,525,708
Utilities—1.2%
Verizon Communications	280,856	9,852,428
Total Common Stocks
(cost $634,746,850)		780,178,253

Preferred Stocks—1.4%			Shares	Value ($)

Consumer Services;
News Corp, ADR
(cost $	6,598,190)		368,300	11,141,075

			Principal
Short-Term Investments—1.4%			Amount ($)	Value ($)

Commercial Paper;
General Electric Capital,
.75%, 1/02/2004
(cost $	11,577,000)		11,577,000	11,577,000

Investment of Cash Collateral
for Securities Loaned—2.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	21,340,730)		21,340,730	21,340,730

Total Investments (cost $		674,262,770)	102.3%	824,237,058
Liabilities, Less Cash and Receivables			(2.3%)	(18,507,908)
Net Assets			100.0%	805,729,150

a Non-income producing.

b	All or a portion of these securities are on loan.At December 31, 2003, the total market value of the fund’s securities on loan is $20,942,928 and the total market value of the collateral held by the fund is $21,340,730.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2003, this security amounted to $117.

See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

						Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at
$20,942,928)—Note 1(b)					674,262,770		824,237,058
Receivable for investment securities sold							11,396,167
Dividends and interest receivable							1,041,936
Receivable for shares of Beneficial Interest subscribed							359,559
							837,034,720

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2							812,733
Cash overdraft due to Custodian							947,675
Liability for securities on loan—Note 1(b)							21,340,730
Payable for investment securities purchased							6,507,697
Payable for shares of Beneficial Interest redeemed							1,696,735
							31,305,570

Net Assets (	$)						805,729,150

Composition of Net Assets ($):
Paid-in capital							792,101,102
Accumulated undistributed investment income—net							421,293
Accumulated net realized gain (loss) on investments							(136,767,533)
Accumulated net unrealized appreciation
(depreciation) on investments							149,974,288

Net Assets (	$)						805,729,150

Net Asset Value Per Share
		Class A	Class B	Class C	Class R	Class T	Institutional

Net Assets ($)		607,632,797	78,780,243	22,480,325	52,723,271	2,264,199	41,848,315
Shares
Outstanding		22,146,936	2,915,478	831,847	1,922,207	82,539	1,526,240

Net Asset Value
Per Share (	$) 27.44		27.02	27.02	27.43	27.43	27.42

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

Investment Income ( $):
Income:
Cash dividends (net of $239,105 foreign taxes withheld at source)	12,880,834
Interest	157,458
Income on securities lending	31,761
Total Income	13,070,053
Expenses:
Management fee—Note 2(a)	6,321,400
Distribution and service fees—Note 2(b)	2,256,297
Loan commitment fees—Note 4	5,922
Total Expenses	8,583,619
Investment Income—Net	4,486,434

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and
foreign currency transactions	2,244,385
Net realized gain (loss) on forward currency
exchange contracts	(20)
Net Realized Gain (Loss)	2,244,365
Net unrealized appreciation (depreciation) on investments	171,665,107
Net Realized and Unrealized Gain (Loss) on Investments	173,909,472
Net Increase in Net Assets Resulting from Operations	178,395,906

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2003	2002

Operations ($):
Investment income—net	4,486,434	2,706,736
Net realized gain (loss) on investments	2,244,365	(129,369,521)
Net unrealized appreciation
(depreciation) on investments	171,665,107	(100,428,701)
Net Increase (Decrease) in Net Assets
Resulting from Operations	178,395,906	(227,091,486)

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,672,165)	(2,095,693)
Class B shares	(42,807)	—
Class C shares	(12,034)	—
Class R shares	(431,331)	(275,395)
Class T shares	(8,129)	(2,550)
Institutional shares	(294,312)	(210,983)
Total Dividends	(4,460,778)	(2,584,621)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	69,547,747	128,962,355
Class B shares	11,334,683	32,985,741
Class C shares	9,950,055	11,227,556
Class R shares	6,484,312	10,959,857
Class T shares	466,996	1,669,295
Institutional shares	674,229	1,898,103

	Year Ended December 31,

	2003	2002

Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A shares	3,178,046	1,778,780
Class B shares	36,527	—
Class C shares	9,238	—
Class R shares	431,021	275,318
Class T shares	8,023	2,504
Institutional shares	285,477	206,052
Cost of shares redeemed:
Class A shares	(101,503,555)	(147,319,203)
Class B shares	(11,884,065)	(17,126,987)
Class C shares	(12,880,056)	(7,309,501)
Class R shares	(5,795,921)	(4,385,465)
Class T shares	(246,690)	(830,523)
Institutional shares	(5,373,560)	(9,278,390)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(35,277,493)	3,715,492
Total Increase (Decrease) in Net Assets	138,657,635	(225,960,615)

Net Assets ($):
Beginning of Period	667,071,515	893,032,130
End of Period	805,729,150	667,071,515
Undistributed investment income—net	421,293	395,675

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,

	2003	2002

Capital Share Transactions:
Class Aa
Shares sold	2,953,000	5,072,535
Shares issued for dividends reinvested	134,142	79,513
Shares redeemed	(4,326,654)	(6,047,472)
Net Increase (Decrease) in Shares Outstanding	(1,239,512)	(895,424)

Class Ba
Shares sold	486,046	1,284,876
Shares issued for dividends reinvested	1,655	—
Shares redeemed	(525,823)	(736,243)
Net Increase (Decrease) in Shares Outstanding	(38,122)	548,633

Class C
Shares sold	452,412	448,815
Shares issued for dividends reinvested	421	—
Shares redeemed	(599,607)	(303,397)
Net Increase (Decrease) in Shares Outstanding	(146,774)	145,418

Class R
Shares sold	271,825	412,401
Shares issued for dividends reinvested	18,131	12,008
Shares redeemed	(237,711)	(181,176)
Net Increase (Decrease) in Shares Outstanding	52,245	243,233

Class T
Shares sold	20,540	67,153
Shares issued for dividends reinvested	338	119
Shares redeemed	(10,977)	(34,178)
Net Increase (Decrease) in Shares Outstanding	9,901	33,094

Institutional Shares
Shares sold	29,399	76,740
Shares issued for dividends reinvested	12,070	9,072
Shares redeemed	(240,152)	(408,160)
Net Increase (Decrease) in Shares Outstanding	(198,683)	(322,348)

a During the period ended December 31, 2003, 33,502 Class B shares representing $773,643 were automatically converted to 32,995 Class A shares and during the period ended December 31, 2002, 11,870 Class B shares representing $291,033 were automatically converted to 11,716 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	21.57	28.62	30.93	30.83	29.26
Investment Operations:
Investment income—net[a]	.17	.10	.17	.24	.13
Net realized and unrealized
gain (loss) on investments	5.86	(7.06)	(1.46)	3.04	4.78
Total from Investment Operations	6.03	(6.96)	(1.29)	3.28	4.91
Distributions:
Dividends from investment income—net	(.16)	(.09)	(.16)	(.23)	(.13)
Dividends from net realized
gain on investments	—	—	(.86)	(2.95)	(3.21)
Total Distributions	(.16)	(.09)	(1.02)	(3.18)	(3.34)
Net asset value, end of period	27.44	21.57	28.62	30.93	30.83

Total Return (%)[b]	28.09	(24.36)	(4.04)	11.21	17.29

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.15	1.15	1.15	1.15	1.15
Ratio of net investment income
to average net assets	.71	.41	.58	.79	.41
Portfolio Turnover Rate	54.58	67.21	68.77	88.70	91.22

Net Assets, end of period ($ X 1,000)	607,633	504,371	695,054	634,410	590,129

a Based on average shares outstanding at each month end.

b Exclusive of sales charge.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Class B Shares	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	21.27	28.33	30.68	30.64	29.19
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.08)	(.07)	.01	(.10)
Net realized and unrealized
gain (loss) on investments	5.77	(6.98)	(1.42)	3.01	4.76
Total from Investment Operations	5.76	(7.06)	(1.49)	3.02	4.66
Distributions:
Dividends from investment income—net	(.01)	—	(.00)[b]	(.03)	—
Dividends from net realized
gain on investments	—	—	(.86)	(2.95)	(3.21)
Total Distributions	(.01)	—	(.86)	(2.98)	(3.21)
Net asset value, end of period	27.02	21.27	28.33	30.68	30.64

Total Return (%)[c]	27.12	(24.92)	(4.79)	10.39	16.37

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	(.04)	(.33)	(.24)	.03	(.33)
Portfolio Turnover Rate	54.58	67.21	68.77	88.70	91.22

Net Assets, end of period ($ X 1,000)	78,780	62,820	68,123	17,209	6,792

a Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

		Year Ended December 31,

Class C Shares	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	21.27	28.34	30.68	30.64	29.19
Investment Operations:
Investment income (loss)—net[a]	(.01)	(.08)	(.06)	.00[b]	(.11)
Net realized and unrealized
gain (loss) on investments	5.77	(6.99)	(1.42)	3.02	4.77
Total from Investment Operations	5.76	(7.07)	(1.48)	3.02	4.66
Distributions:
Dividends from investment income—net	(.01)	—	(.00)[b]	(.03)	—
Dividends from net realized
gain on investments	—	—	(.86)	(2.95)	(3.21)
Total Distributions	(.01)	—	(.86)	(2.98)	(3.21)
Net asset value, end of period	27.02	21.27	28.34	30.68	30.64

Total Return (%)[c]	27.12	(24.95)	(4.75)	10.35	16.41

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.90	1.90	1.90	1.90	1.90
Ratio of net investment income
(loss) to average net assets	(.04)	(.32)	(.24)	.01	(.35)
Portfolio Turnover Rate	54.58	67.21	68.77	88.70	91.22

Net Assets, end of period ($ X 1,000)	22,480	20,819	23,612	3,459	1,192

a Based on average shares outstanding at each month end.

b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Class R Shares	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	21.56	28.62	30.92	30.82	29.25
Investment Operations:
Investment income—net[a]	.22	.17	.23	.32	.20
Net realized and unrealized
gain (loss) on investments	5.87	(7.08)	(1.44)	3.04	4.79
Total from Investment Operations	6.09	(6.91)	(1.21)	3.36	4.99
Distributions:
Dividends from investment income—net	(.22)	(.15)	(.23)	(.31)	(.21)
Dividends from net realized
gain on investments	—	—	(.86)	(2.95)	(3.21)
Total Distributions	(.22)	(.15)	(1.09)	(3.26)	(3.42)
Net asset value, end of period	27.43	21.56	28.62	30.92	30.82

Total Return (%)	28.43	(24.18)	(3.80)	11.49	17.59

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.90	.90	.90	.90	.90
Ratio of net investment income
to average net assets	.95	.67	.78	1.03	.65
Portfolio Turnover Rate	54.58	67.21	68.77	88.70	91.22

Net Assets, end of period ($ X 1,000)	52,723	40,320	46,555	1,138	885

a Based on average shares outstanding at each month end. See notes to financial statements.

		Year Ended December 31,

Class T Shares	2003	2002	2001	2000	1999[a]

Per Share Data ($):
Net asset value, beginning of period	21.57	28.63	30.93	30.84	32.45
Investment Operations:
Investment income—net[b]	.11	.05	.07	.17	.01
Net realized and unrealized
gain (loss) on investments	5.85	(7.07)	(1.42)	3.03	1.23
Total from Investment Operations	5.96	(7.02)	(1.35)	3.20	1.24
Distributions:
Dividends from investment income—net	(.10)	(.04)	(.09)	(.16)	(.02)
Dividends from net realized
gain on investments	—	—	(.86)	(2.95)	(2.83)
Total Distributions	(.10)	(.04)	(.95)	(3.11)	(2.85)
Net asset value, end of period	27.43	21.57	28.63	30.93	30.84

Total Return (%)[c]	27.72	(24.53)	(4.28)	10.89	4.10[d]

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.40	1.40	1.40	1.40	.53[d]
Ratio of net investment income
to average net assets	.45	.21	.25	.57	.05[d]
Portfolio Turnover Rate	54.58	67.21	68.77	88.70	91.22

Net Assets, end of period ($ X 1,000)	2,264	1,567	1,132	154	18

a From August 16, 1999 (commencement of initial offering) to December 31, 1999.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Institutional Shares	2003	2002	2001	2000	1999

Per Share Data ($):
Net asset value, beginning of period	21.55	28.60	30.90	30.81	29.24
Investment Operations:
Investment income—net[a]	.19	.13	.20	.27	.16
Net realized and unrealized
gain (loss) on investments	5.87	(7.07)	(1.45)	3.04	4.78
Total from Investment Operations	6.06	(6.94)	(1.25)	3.31	4.94
Distributions:
Dividends from investment income—net	(.19)	(.11)	(.19)	(.27)	(.16)
Dividends from net realized
gain on investments	—	—	(.86)	(2.95)	(3.21)
Total Distributions	(.19)	(.11)	(1.05)	(3.22)	(3.37)
Net asset value, end of period	27.42	21.55	28.60	30.90	30.81

Total Return (%)	28.25	(24.28)	(3.96)	11.30	17.41

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.05	1.05	1.05	1.05	1.05
Ratio of net investment income
to average net assets	.81	.51	.70	.89	.50
Portfolio Turnover Rate	54.58	67.21	68.77	88.70	91.22

Net Assets, end of period ($ X 1,000)	41,848	37,174	58,557	63,473	65,111

a Based on average shares outstanding at each month end. See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital growth.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon Bank”), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Institutional shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are subject to a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R and Institutional shares are offered without a front-end sales charge or CDSC. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Effective April 14, 2003, the fund began pricing securities on the NASDAQ stock market using the NASDAQ official closing price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(d) Forward currency exchange contracts:The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At December 31, 2003, there were no open forward currency exchange contracts.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $421,293, accumulated capital losses $136,140,578 and unrealized appreciation $149,347,333.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $4,087,843 of the carryover expires

26

in fiscal 2009, $118,801,482 expires in fiscal 2010 and $13,251,253 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2003 and December 31, 2002, respectively, were as follows: ordinary income $4,460,778 and $2,584,621.

During the period ended December 31, 2003, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $38 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

(a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

$500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts).These fees are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended December 31, 2003, the Distributor retained $55,627 and $462 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $231,645 and $6,088 from contingent deferred sales charges on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Distribution and service plan: Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25% and .15%, respectively, of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares. Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of average daily net assets of Class T shares. The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the

28

“Service Plan”), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class T shares, respectively. During the period ended December 31, 2003, Class A, Class B, Class C, Class T and Institutional shares were charged $1,329,963, $500,307, $145,591, $4,576 and $55,984, respectively, pursuant to their respective Plans. During the period ended December 31, 2003, Class B, Class C and Class T shares were charged $166,769, $48,531 and $4,576, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

On December 9, 2003, the Manager was named in a lawsuit filed in the United States District Court for the Southern District of New York which seeks relief on behalf of the fund and various other funds managed by the Manager. Plaintiffs amended their complaint on February 12, 2004, among other things, by asserting claims derivatively on behalf of the fund and, purportedly, other funds which are named as nominal defendants, and by adding the funds’ directors as defendants. The complaint alleges, in substance, that the Manager and the directors breached their fiduciary duty to fund shareholders under the Investment Company Act of 1940, as amended, and at common law by continuing to charge, and in the case of the directors, by allowing the Manager to continue to charge, 12b-1 fees after the Manager closed certain classes of shares of the funds to new investors.The complaint seeks to recover those 12b-1 fees as well as a portion of the management fees and to enjoin the Manager and its affiliates from charging closed funds 12b-1 fees. The Manager believes that the lawsuit is without merit and intends to contest it vigorously.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

(c) The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended December 31, 2003, amounted to $375,370,474 and $413,144,142, respectively.

At December 31, 2003, the cost of investments for federal income tax purposes was $674,889,725; accordingly, accumulated net unrealized appreciation on investments was $149,347,333, consisting of $154,968,795 gross unrealized appreciation and $5,621,462 gross unrealized depreciation.

NOTE 4—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (“the Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2003, the fund did not borrow under the Facility.

30

INDEPENDENT AUDITORS’ REPORT

The Board of Trustees and Shareholders The Dreyfus/Laurel Funds Trust:

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier Core Value Fund (the “Fund”) of The Dreyfus/Laurel Funds Trust, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated herein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. As to securities purchased and sold but not yet received or delivered, we performed other appropriate auditing procedures.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Core Value Fund of The Dreyfus/Laurel Funds Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

NewYork, NewYork
February 20, 2004

The Fund 31

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2003 as qualifying for the corporate dividends received deduction.The fund also designates 100% of the ordinary dividends paid during 2003 as qualified dividends, subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

32

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186
———————
James Fitzgibbons (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Howes Leather Corporation, Director
No. of Portfolios for which Board Member Serves: 23
———————
J.Tomlinson Fort (75)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-January 2003)
No. of Portfolios for which Board Member Serves: 23
———————
Kenneth A. Himmel (57)
Board Member (1994)
Principal Occupation During Past 5 Years:
• President and CEO, Related Urban Development, a real estate development company
(1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (56)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
• Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
• BDML Holdings, an insurance company, Chairman of the Board
• Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————
Roslyn Watson (54)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (57)
Board Member (1998)
Principal Occupation During Past 5 Years:
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College,Trustee
• The Greater Boston Chamber of Commerce, Director
• The First Albany Companies, Inc., an investment bank, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo Africa-America, Advisory Board
No. of Portfolios for which Board Member Serves: 23
———————
Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of the
Manager, and an officer of 95 investment
companies (comprised of 185 portfolios)
managed by the Manager. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 58 years old and
has been an employee of the Manager since
May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of the Manager, and an officer of 95
investment companies (comprised of 185
portfolios) managed by the Manager. Mr. Byers
also is an officer, director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 50 years old and
has been an employee of the Manager since
January 2000. Prior to joining the Manager, he
served as an Executive Vice President-Capital
Markets, Chief Financial Officer and Treasurer
at Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 96 investment companies (comprised
of 201 portfolios) managed by the Manager.
He is 57 years old and has been an employee
of the Manager since June 1977.
STEVEN F. NEWMAN, Secretary since
March 2000.
Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 96
investment companies (comprised of 201
portfolios) managed by the Manager. He is 54
years old and has been an employee of the
Manager since July 1980.
JEFF PRUSNOFSKY, Assistant Secretary
since March 2000.
Associate General Counsel of the Manager,
and an officer of 24 investment companies
(comprised of 81 portfolios) managed by the
Manager. He is 38 years old and has been an
employee of the Manager since October 1990.
MICHAEL A. ROSENBERG, Assistant
Secretary since March 2000.
Associate General Counsel of the Manager,
and an officer of 93 investment companies
(comprised of 194 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1991.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 96 investment
companies (comprised of 201 portfolios)
managed by the Manager. He is 45 years old
and has been an employee of the Manager
since April 1985.
RICHARD CASSARO, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 25 investment
companies (comprised of 100 portfolios)
managed by the Manager. He is 44 years old
and has been an employee of the Manager
since September 1982.
ERIK D. NAVILOFF, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Taxable Fixed
Income Funds of the Manager, and an officer
of 18 investment companies (comprised of 73
portfolios) managed by the Manager. He is 35
years old and has been an employee of the
Manager since November 1992.

The Fund 35

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by the Manager. He is 36 years old
and has been an employee of the Manager
since November 1990.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of the Manager,
and an officer of 96 investment companies
(comprised of 201 portfolios) managed by the
Manager. He is 49 years old and has been an
employee of the Manager since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 196
portfolios) managed by the Manager. He is 33
years old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.

36

For More Information

Dreyfus Premier
Core Value Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 312AR1203

Dreyfus Premier
Limited Term
High Yield Fund
ANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
30	Notes to Financial Statements
42	Independent Auditors’ Report
43	Important Tax Information
44	Board Members Information
46	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Premier
Limited Term High Yield Fund
The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Limited Term High Yield Fund covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Gerald E.Thunelius, portfolio manager and director of the Dreyfus Taxable Fixed Income Team that manages the fund.

The bond market produced mixed results in 2003 as investor sentiment apparently shifted from pessimism at the start of the year toward a more optimistic outlook by year-end.As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, and U.S. government securities finished the year with modestly positive total returns. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Gerald E. Thunelius, Senior Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Limited Term High Yield Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2003, the fund achieved total returns of 29.87% for its Class A shares, 29.25% for Class B shares, 29.10% for Class C shares and 30.15% for Class R shares.The fund generated aggregate income dividends of $0.6512 for Class A shares, $0.6175 for Class B shares, $0.6003 for Class C shares and $0.6660 for Class R shares.1 In comparison, the Merrill Lynch High Yield Master II Index, the fund’s benchmark, achieved a total return of 28.15% for the same period.2

The fund’s strong performance was primarily the result of a sharp and sustained rally among high-yield corporate bonds, especially during the first half of 2003, when investors began to anticipate a stronger U.S. economy.The fund’s returns were higher than its benchmark over the reporting period, primarily due to strong results from “fallen angels” held by the fund that rebounded from depressed price levels.

What is the fund’s investment approach?

The fund seeks to maximize total return consisting of capital appreciation and current income.The average effective maturity of the fund is limited to a maximum of 5.5 years.

We normally invest most of the fund’s assets in fixed-income securities of below investment-grade credit quality. Our approach to selecting individual issues is based on careful credit analysis.We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

When 2003 began, the U.S. economy appeared to be mired in persistent weakness as corporate scandals and rising geopolitical tensions took their toll. However, the high-yield corporate bond market had already begun to rally. Investors apparently began to recognize in late 2002 that prices of lower-rated bonds had fallen farther than may have been warranted during the economic downturn.

The Dreyfus Taxable Fixed Income Team largely shared that view, and in 2002 we began to add to the portfolio’s holdings of bonds that we believed did not accurately reflect the underlying strength of their issuers’ businesses.These so called “fallen angels” included bonds from energy companies, such as Calpine,Williams Cos. and El Paso, that had been subject to concerns regarding their debt loads and accounting practices; telecom providers, including Qwest and American Tower, which were hurt by industry-wide overcapacity; and media companies, such as Charter Communications Holdings/Capital and Cablevision, that suffered from competitive pressures in a competitive marketplace.

As we expected, prices of these beaten-down bonds began to recover even before business conditions actually improved, producing attractive levels of income and capital appreciation as investors began to reposition their investments for an eventual economic upturn. As a result, despite the widespread uncertainty leading up to the start of the war in Iraq, high-yield bonds continued to gain value during the first quarter of 2003. After it became clear in the spring that the end of major combat operations was in sight, high-yield corporate bonds rallied further. By mid-summer, when more tangible signs of stronger economic growth had emerged, many corporate bonds had reached prices that suggested to us that they were fully valued.

Although high-yield bonds continued to rally during the second half of the year, their rise was much more modest than it was during the first half of the year.Accordingly, we began to reposition the portfolio,

4

locking in gains on some of the portfolio’s top performers and redeploying assets to the bonds of companies that, in our judgment, enjoyed stronger cash flows and healthier balance sheets.We attempted to upgrade the portfolio’s overall credit quality during the second half of the year toward the “double-B” range, which is the highest rating category for high-yield bonds.We also attempted to diversify the portfolio’s sector exposure, a strategy that was designed to protect the portfolio from disproportionate losses arising from unexpected problems affecting any single holding.

What is the fund’s current strategy?

We have continued to upgrade and diversify the fund in an attempt to position it for a moderate-growth environment. As a result, the fund’s composition has moved closer to that of its benchmark. In addition, because the stronger economy has led to concerns that interest rates may begin to rise in 2004, we have generally focused on bonds that we believe are less vulnerable in a rising interest-rate environment, including higher-yielding, premium-priced bonds that, historically, have tended to retain more of their value during bond market declines. In our view, these are prudent strategies while the bond market continues to adjust to a strengthening economy.

January 15, 2004

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch High Yield Master II Index is an unmanaged performance benchmark composed of U.S. domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and greater than or equal to one year to maturity.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.
Effective February 3, 2003, the fund changed its name from Dreyfus Premier Limited Term High Income Fund to Dreyfus Premier Limited Term HighYield Fund.Also effective on that date, pursuant to action by the fund’s Board of Trustees, the fund’s duration restriction requirement was eliminated and the fund’s maturity restriction requirement was increased from 4 years to 5.5 years.Accordingly, the Customized Limited Term HighYield Index prepared by Dreyfus that has been used in past years as a secondary benchmark index for the fund became no longer comparable. Performance for this index will not be shown this year or in subsequent years.
The above graph compares a $10,000 investment made in each of the Class A, Class B, Class C and Class R shares of Dreyfus Premier Limited Term HighYield Fund on 6/2/97 (inception date) to a $10,000 investment made in the Merrill Lynch HighYield Master II Index (the “Index”). For comparative purposes, the value of the Index on 5/31/97 is used as the beginning value on 6/2/97.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged performance benchmark composed of U.S. domestic andYankee bonds rated below investment grade with at least $100 million par amounts outstanding and greater than or equal to one year to maturity. Both interest and price changes are calculated daily based on an accrued schedule and trader pricing.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/03

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (4.5%)	6/2/97	23.95%	0.91%	1.48%
without sales charge	6/2/97	29.87%	1.84%	2.19%
Class B shares
with applicable redemption charge †	6/2/97	25.25%	1.08%	1.72%
without redemption	6/2/97	29.25%	1.33%	1.72%
Class C shares
with applicable redemption charge	6/2/97	28.10%	1.11%	1.45%
without redemption	6/2/97	29.10%	1.11%	1.45%
Class R shares	6/2/97	30.15%	2.10%	2.44%
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

STATEMENT OF INVESTMENTS
December 31, 2003

	Principal
Bonds and Notes—85.1% %	Amount[a]	Value ($)

Advertising—.3%
RH Donnelley Finance:
Sr. Notes, 8.875%, 2010	783,000 [b]	884,790
Sr. Sub. Notes, 10.875%, 2012	522,000 [b]	621,833
		1,506,623
Aerospace & Defense—.2%
K&F Industries,
Sr. Sub. Notes, Ser. B, 9.625%, 2010	785,000 [c]	884,106
Agricultural—.2%
North Atlantic Trading,
Sr. Notes, Ser. B, 11%, 2004	925,000	885,688
Seminis,
Sr. Sub. Notes, 10.25%, 2013	251,000 [b]	271,080
		1,156,768
Airlines—.5%
AMR,
Debs., 9.75%, 2021	200,000	153,000
Aircraft Lease Portfolio Securitization 1996-1,
Pass-Through Trust, Ctfs.,
Cl. D, 12.75%, 2006	2,115,124 [d]	21,151
Continental Airlines,
Notes, 8%, 2005	1,900,000 [c]	1,857,250
Delta Air Lines,
Sr. Notes, 10%, 2008	664,000 [b]	571,040
		2,602,441
Automotive, Trucks & Parts—.9%
Airxcel,
Sr. Sub. Notes, Ser. B, 11%, 2007	611,000	528,515
Collins & Aikman Products,
Sr. Notes, 10.75%, 2011	754,000	744,575
Federal-Mogul,
Notes, 7.75%, 2006	994,000 [d]	223,650
HLI Operating,
Sr. Notes, 10.5%, 2010	1,040,000	1,202,500
Oxford Automotive,
Sr. Secured Notes, 12%, 2010	1,000,000 [b]	850,000
UIS,
Sr. Sub. Notes, 9.375%, 2013	768,000 [c]	842,880
		4,392,120

8

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Building & Construction—1.9%
American Builders & Contractors,
Sr. Sub. Notes, Ser. B, 10.625%, 2007	2,818,000	2,930,720
Atrium Cos.,
Sr. Sub. Notes, Ser. B, 10.5%, 2009	1,890,000	2,031,750
Owens Corning:
Debs., 7.5%, 2018	2,753,000 [d]	1,211,320
Notes, 7%, 2009	5,000,000 [d]	2,200,000
WCI Communities,
Sr. Sub. Notes, 10.625%, 2011	1,050,000	1,191,750
		9,565,540
Chemicals—5.9%
Avecia,
Sr. Notes, 11%, 2009	3,922,000 [c]	3,549,410
HMP Equity,
Units, 0%, 2008	526,000 [b,e]	323,490
Huntsman,
Secured Notes, 11.625%, 2010	5,475,000 [b]	5,611,875
Huntsman ICI Chemicals,
Sr. Sub. Notes, 10.125%, 2009	5,385,000 [c]	5,573,475
Nalco,
Sr. Sub. Notes, 8.875%, 2013	2,503,000 [b]	2,665,695
OM Group,
Sr. Sub. Notes, 9.25%, 2011	1,093,000	1,142,185
PolyOne:
Sr. Notes, 8.875%, 2012	1,001,000 [c]	925,925
Sr. Notes, 10.625%, 2010	1,539,000 [c]	1,546,695
Resolution Performance Products:
Secured Notes, 8%, 2009	749,000 [b]	778,960
Sr. Sub. Notes, 13.5%, 2010	7,793,000 [c]	6,818,875
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011	1,506,000 [b]	1,686,720
		30,623,305
Commercial Mortgage Pass—Through Ctfs.—.4%
Structured Asset Securities, REMIC,
Ser. 1996-CFL, Cl. H, 7.75%, 2028	1,750,000 [b]	2,046,135
Commercial Services—.9%
Brickman,
Sr. Sub. Notes, Ser. B, 11.75%, 2009	1,037,000	1,213,290

The Fund 9

STATEMENT OF INVESTMENTS (continued)

		Principal
Bonds and Notes (continued)		Amount[a]	Value ($)

Commercial Services (continued)
United Rentals,
Sr. Notes, Ser. B, 10.75%, 2008		1,170,000 [c]	1,322,100
Williams Scotsman:
Sr. Notes, 9.875%, 2007		1,584,000	1,611,720
Sr. Secured Notes, 10%, 2008		484,000	533,005
			4,680,115
Consumer Products—.8%
Bombardier Recreational Products,
Sr. Sub. Notes, 8.375%, 2013		750,000 [b]	787,500
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011		2,546,000 [c]	2,584,190
Rayovac,
Sr. Sub. Notes, 8.5%, 2013		497,000	529,305
			3,900,995
Diversified Financial Services—1.5%
Diamond,
Notes, 10%, 2008	GBP	1,040,000	1,893,846
Finova,
Notes, 7.5%, 2009		3,609,000	2,183,445
Stena,
Sr. Notes, 7.5%, 2013		1,001,000 [b]	1,036,035
Verizon Global Funding,
Notes, 6.75%, 2005		200,000 [b]	217,131
Williams Holdings of Delaware,
Notes, 6.5%, 2008		2,365,000	2,456,644
			7,787,101
Electric Utilities—7.0%
Allegheny Energy Statutory Trust 2001:
Secured Notes, 10.25%, 2007		3,572,546 [b]	3,733,311
Secured Notes, 13%, 2007		188,453 [b]	187,510
Allegheny Energy Supply,
Bonds, 8.75%, 2012		5,134,000 [b,c]	4,864,465
CMS Energy,
Sr. Notes, 9.875%, 2007		2,862,000 [c]	3,205,440
Calpine:
Secured Notes, 8.5%, 2010		12,286,000 [b,c]	12,040,280
Secured Notes, 9.875%, 2011		1,002,000 [b,c]	1,034,565
Reliant Resources,
Sr. Secured Notes, 9.25%, 2010		10,325,000 [b]	10,996,125
			36,061,696

10

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Electrical & Electronics—1.9%
Dresser,
Sr. Sub. Notes, 9.375%, 2011	4,226,000 [c]	4,616,905
Fisher Scientific International,
Sr. Sub. Notes, 8%, 2013	2,485,000 [b]	2,677,588
Flextronics International,
Sr. Sub. Notes, 6.5%, 2013	1,450,000 [c]	1,508,000
Imax,
Sr. Notes, 9.625%, 2010	1,002,000 [b]	1,058,362
		9,860,855
Entertainment—2.1%
AMC Entertainment,
Sr. Sub. Notes, 9.5%, 2009	2,490,000 [c]	2,577,150
Argosy Gaming,
Sr. Sub. Notes, 9%, 2011	1,768,000	1,966,900
Bally Total Fitness,
Sr. Notes, 10.5%, 2011	1,789,000 [b]	1,806,890
Old Evangeline Downs,
Sr. Secured Notes, 13%, 2010	1,186,000	1,280,880
Regal Cinemas,
Sr. Sub. Notes, Ser. B, 9.375%, 2012	510,000	578,850
Six Flags,
Sr. Notes, 9.625%, 2014	990,000 [b]	1,039,500
Town Sports International,
Sr. Notes, 9.625%, 2011	1,557,000	1,673,775
		10,923,945
Environmental Control—2.1%
Allied Waste:
Sr. Notes, Ser. B, 7.625%, 2006	5,630,000	5,953,725
Sr. Notes, 7.875%, 2013	1,874,000 [c]	2,037,975
Sr. Sub. Notes, Ser. B, 10%, 2009	1,631,000 [c]	1,769,635
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009	1,030,000 [c]	1,122,700
		10,884,035
Food & Beverages—1.9%
Agrilink Foods,
Sr. Sub. Notes, 11.875%, 2008	257,000	274,348
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	1,031,000	1,134,100
Doane Pet Care,
Sr. Notes, 10.75%, 2010	1,441,000	1,498,640

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Food & Beverages (continued)
Dole Foods:
Debs., 8.75%, 2013	780,000	863,850
Sr. Notes, 8.625%, 2009	1,005,000	1,108,012
Sr. Notes, 8.875%, 2011	1,558,000	1,717,695
Land O’Lakes,
Sr. Notes, 8.75%, 2011	1,673,000 [c]	1,472,240
National Beef Packing,
Sr. Notes, 10.5%, 2011	1,021,000 [b]	1,056,735
Swift & Co.,
Sr. Notes, 10.125%, 2009	519,000 [c]	552,735
		9,678,355
Gaming & Lodging—6.0%
Coast Hotels & Casinos,
Sr. Sub. Notes, 9.5%, 2009	1,553,000	1,650,063
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	1,988,000 [b]	2,122,190
Kerzner,
Sr. Notes, 8.875%, 2011	2,394,000	2,627,415
MGM Mirage:
Sr. Collateralized Notes, 6.95%, 2005	277,000	289,465
Sr. Notes, 8.5%, 2010	1,988,000	2,291,170
Mandalay Resort,
Sr. Notes, 6.5%, 2009	2,024,000	2,110,020
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 6.375%, 2009	2,048,000 [c]	2,124,800
Sr. Sub. Notes, 8.375%, 2011	1,048,000 [c]	1,147,560
Park Place Entertainment:
Sr. Sub. Notes, 7.875%, 2005	2,348,000	2,521,165
Sr. Sub. Notes, 7.875%, 2010	1,266,000 [c]	1,408,425
Sr. Sub. Notes, 8.875%, 2008	2,353,000	2,670,655
Resorts International Hotel and Casino,
First Mortgage, 11.5%, 2009	3,274,000 [c]	3,576,845
Station Casinos,
Sr. Sub. Notes, 9.875%, 2010	1,026,000 [c]	1,133,730
Trump Casino Holdings/Funding,
First Priority Mortgage Notes, 11.625%, 2010	2,461,000 [c]	2,368,712
Turning Stone Casino Entertainment,
Sr. Notes, 9.125%, 2010	811,000 [b]	886,018
Wynn Las Vegas,
Second Mortgage, 12%, 2010	1,490,000	1,761,925
		30,690,158

12

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Healthcare—3.0%
Extended Stay America,
Sr. Sub. Notes, 9.875%, 2011	790,000	888,750
Extendicare Health Services,
Sr. Notes, 9.5%, 2010	658,000	733,670
Hanger Orthopedic,
Sr. Notes, 10.375%, 2009	1,536,000	1,751,040
Healthsouth:
Sr. Notes, 6.875%, 2005	1,001,000	963,463
Sr. Notes, 7%, 2008	2,002,000	1,876,875
Mariner Health Care,
Sr. Sub. Notes, 8.25%, 2013	2,500,000 [b]	2,537,500
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013	2,738,000 [c]	2,751,690
Tenet HealthCare:
Notes, 7.375%, 2013	1,040,000 [c]	1,050,400
Sr. Notes, 5%, 2007	935,000	909,288
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	2,243,000 [b]	2,271,037
		15,733,713
Machinery—.9%
Case New Holland:
Sr. Notes, 9.25%, 2011	1,548,000 [b]	1,741,500
Sr. Notes, 9.25%, 2011	1,018,000 [b]	1,145,250
Hawk,
Sr. Notes, 12%, 2006	1,962,211 [c]	1,996,550
		4,883,300
Manufacturing—3.0%
Hexcel,
Sr. Sub. Notes, 9.75%, 2009	3,971,000 [c]	4,179,478
JB Poindexter & Co.,
Sr. Secured Notes, 12.5%, 2007	2,218,000	2,076,602
Key Components,
Sr. Notes, 10.5%, 2008	1,354,000	1,360,770
Ship Finance International,
Sr. Notes, 8.5%, 2013	1,501,000 [b]	1,493,495
Tyco International:
Gtd. Notes, 5.8%, 2006	1,740,000	1,848,750
Gtd. Notes, 6.375%, 2005	4,368,000 [c]	4,619,160
		15,578,255

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Media—7.7%
CSC Holdings,
Sr. Notes, 7.875%, 2007	1,977,000 [c]	2,095,620
Charter Communications Holdings / Capital:
Sr. Discount Notes, 0/9.92%, 2011	1,546,000 [f]	1,329,560
Sr. Discount Notes, 0/11.75%, 2011	3,969,000 [c,f]	2,679,075
Sr. Discount Notes, 0/12.125%, 2012	1,544,000 [f]	957,280
Sr. Discount Notes, 0/13.5%, 2011	1,401,000 [f]	1,050,750
Sr. Notes, 8.75%, 2013	2,503,000 [b]	2,559,318
Sr. Notes, 10%, 2011	657,000	574,875
Sr. Notes, 10.25%, 2010	3,994,000 [b]	4,213,670
Sr. Notes, 10.75%, 2009	3,692,000	3,405,870
Dex Media West/Finance,
Sr. Sub. Notes, 9.875%, 2013	1,470,000 [b,c]	1,716,225
Granite Broadcasting,
Secured Notes, 9.75%, 2010	2,000,000 [b]	2,005,000
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	514,000	575,680
Houghton Mifflin,
Sr. Sub. Notes, 9.875%, 2013	515,000 [c]	569,075
LBI Media,
Sr. Discount Notes, 0/11%, 2013	1,492,000 [b,f]	973,530
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	1,302,000	1,432,200
NTL,
Debs., 11.2%, 2007	2,574,000	2,612,610
Nexstar Finance,
Sr. Sub. Notes, 7%, 2014	1,500,000 [b]	1,515,000
Pegasus Communications,
Sr. Sub. Notes, Ser. B, 12.5%, 2007	4,191,000 [c]	3,981,450
Spanish Broadcasting System,
Sr. Sub. Notes, 9.625%, 2009	5,321,000	5,706,772
		39,953,560
Mining & Metal—1.3%
AK Steel:
Sr. Notes, 7.75%, 2012	4,788,000 [c]	4,117,680
Sr. Notes, 7.875%, 2009	1,415,000 [c]	1,248,738
U.S. Steel,
Sr. Notes, 10.75%, 2008	981,000	1,152,675
		6,519,093

14

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Oil & Gas—7.1%
Coastal,
Sr. Debs., 6.5%, 2008	2,163,000	1,976,441
Consol Energy,
Notes, 7.875%, 2012	3,553,000 [c]	3,755,578
Eott Energy Partners/Finance:
Sr. Notes, 9%, 2010	3,516,876 [c]	3,094,851
Unit, 11%, 2009	9,368,000 [g]	950,852
Hanover Compressor,
Sr. Notes, 8.625%, 2010	1,000,000	1,045,000
Hanover Equipment Trust:
Sr. Secured Notes, Ser. A, 8.5%, 2008	3,243,000 [c]	3,453,795
Sr. Secured Notes, Ser. B, 8.75%, 2011	15,000	15,975
McMoRan Exploration,
Conv. Sr. Notes, 6%, 2008	5,126,000 [b]	7,913,263
Nuevo Energy,
Sr. Sub. Notes, Ser. B, 9.375%, 2010	5,849,000 [c]	6,448,522
Premcor Refining:
Sr. Notes, 9.25%, 2010	1,027,000	1,155,375
Sr. Notes, 9.5%, 2013	962,000 [c]	1,101,490
Trico Marine Services,
Sr. Notes, 8.875%, 2012	2,814,000 [c]	2,068,290
Wiser Oil,
Sr. Sub Notes, 9.5%, 2007	3,762,000	3,743,190
		36,722,622
Packaging & Containers—2.3%
Graham Packaging,
Sr. Sub. Notes, 8.75%, 2008	1,835,000 [b]	1,885,463
Owens-Brockway:
Sr. Notes, 8.25%, 2013	515,000 [c]	555,556
Sr. Secured Notes, 7.75%, 2011	1,025,000	1,105,718
Sr. Secured Notes, 8.875%, 2009	935,000	1,029,669
Pliant:
Sr. Secured Notes, 11.125%, 2009	520,000	564,200
Sr. Sub. Notes, 13%, 2010	1,025,000	943,000
Stone Container:
Sr. Notes, 8.375%, 2012	1,254,000	1,366,860
Sr. Notes, 9.75%, 2011	2,761,000	3,064,710
Sweetheart Cup,
Secured Notes, 9.5%, 2007	500,000 [b]	505,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Packaging & Containers (continued)
Tekni-Plex,
Sr. Sub. Notes, Ser. B, 12.75%, 2010	877,000	960,315
		11,980,491
Paper & Forest Products—3.3%
Appleton Papers,
Sr. Sub. Notes, Ser. B, 12.5%, 2008	1,070,000	1,214,450
Buckeye Technologies,
Sr. Notes, 8.5%, 2013	1,255,000	1,349,125
Fort James,
Sr. Notes, 6.625%, 2004	1,000,000	1,025,000
Georgia-Pacific:
Sr. Notes, 7.375%, 2008	2,080,000	2,246,400
Sr. Sub. Notes, 8.875%, 2010	9,930,000	11,369,850
		17,204,825
Pipelines—5.2%
ANR Pipeline,
Notes, 8.875%, 2010	2,540,000	2,870,200
Dynegy:
Secured Notes, 9.875%, 2010	1,879,000 [b]	2,123,270
Secured Notes, 10.125%, 2013	2,338,000 [b]	2,700,390
Leviathan Gas Pipeline Partners,
Sr. Sub. Notes, 10.375%, 2009	1,888,000	2,057,920
Southern Natural Gas,
Notes, 8.875%, 2010	2,057,000	2,324,410
Williams Cos.:
Notes, 6.5%, 2006	3,805,000	3,957,200
Notes, 6.625%, 2004	1,064,000 [c]	1,095,920
Notes, 9.25%, 2004	3,325,000 [c]	3,383,188
Putable Asset Term Securities, Ser. A, 6.75%, 2006	3,658,000 [c]	3,804,320
Sr. Notes, 8.625%, 2010	2,120,000 [c]	2,390,300
		26,707,118
Residential Mortgage Pass-Through Ctfs.—.3%
Bank of America Mortgage Securities II,
Ser. 2001-8, Cl. B5, 6.5%, 2031	273,469 [b]	267,699
MORSERV,
Ser. 1996-1, Cl. B5, 7%, 2011	159,327 [b]	140,478

16

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Residential Mortgage Pass-Through Ctfs. (continued)
Residential Accredit Loans,
Mortgage Asset-Backed Pass-Through Ctfs., REMIC:
Ser. 1997-QS6, Cl. B2, 7.5%, 2012	85,807	88,063
Ser. 1997-QS6, Cl. B3, 7.5%, 2012	85,589	63,763
Residential Funding Mortgage Securities I, REMIC:
Ser. 1999-S13,CI. B2, 6.5%, 2029	688,756	670,022
Ser. 2001-S13, CI. B3, 6.5%, 2016	319,823	168,451
		1,398,476
Retail—1.0%
Buffets,
Sr. Sub. Notes, 11.25%, 2010	515,000 [c]	554,913
Dillards,
Notes, 6.875%, 2005	94,000	97,290
JC Penney,
Sr. Notes, 8%, 2010	1,550,000	1,784,437
Remington Arms,
Sr. Notes, 10.5%, 2011	387,000	414,090
Rite Aid:
Sr. Secured Notes, 8.125%, 2010	1,035,000 [c]	1,117,800
Sr. Secured Notes, 12.5%, 2006	1,025,000 [c]	1,194,125
		5,162,655
Structured Index—6.3%
AB Svensk Exportkredit,
GSCI-ER Indexed Notes, 0%, 2008	6,090,000 [b,h]	6,009,003
Crown Street MINTS,
Floating Rate Part. Sec., Credit Link, 3.17%, 2007	2,750,000 [i,j]	2,750,000
DJ Trac-X NA:
Credit Linked Trust Ctfs., 6.05%, 2009	23,221,000 [b,c,k]	23,888,604
Credit Linked Trust Ctfs., 7.375%, 2009	270,000 [b,c,k]	282,825
		32,930,432
Technology—.3%
AMI Semiconductor,
Sr. Sub. Notes, 10.75%, 2013	1,514,000	1,813,015
Telecommunications—8.2%
ACC Escrow,
Sr. Notes, 10%, 2011	1,532,000 [b]	1,715,840

The Fund 17

PLTHY.029AR1203 2/25/04 4:13 PM Page 18

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount[a]	Value ($)

Telecommunications (continued)
American Tower:
Notes, 5%, 2010	510,000	488,325
Sr. Notes, 9.375%, 2009	4,371,000 [c]	4,676,970
Sr. Sub. Notes, 7.25%, 2011	1,001,000 [b]	1,023,523
American Tower Escrow,
Discount Notes, 0%, 2008	510,000 [b]	354,450
Call-Net Enterprises,
Sr. Secured Notes, 10.625%, 2008	1,000,000	1,001,250
Crown Castle International:
Sr. Notes, 7.5%, 2013	1,509,000 [b,c]	1,524,090
Sr. Notes, 9.375%, 2011	1,716,000 [c]	1,913,340
Fairpoint Communications,
Sr. Notes, 11.875%, 2010	515,000	602,550
Horizon PCS,
Sr. Notes, 13.75%, 2011	2,850,000 [d]	726,750
Innova S de RL,
Notes, 9.375%, 2013	2,513,000 [b]	2,591,531
Level 3 Financing,
Sr. Notes, 10.75%, 2011	1,988,000 [b,c]	2,112,250
MJD Communications,
Floating Rate Notes, Ser. B, 5.408%, 2008	4,500,000 [i]	3,802,500
Metromedia Fiber Network:
Sr. Notes, 10%, 2009	8,737,000 [d]	567,905
Sr. Notes, 14%, 2007	3,765,000 [d]	1,882,500
Sr. Notes, Ser. B, 10%, 2008	4,290,000 [d]	278,850
Nextel Partners,
Sr. Notes, 12.5%, 2009	1,798,000 [c]	2,094,670
Pegasus Satellite Communications,
Sr. Notes, 12.375%, 2006	750,000	709,688
Qwest:
Bank Notes, Ser. A, 6.5%, 2007	3,227,000 [i]	3,384,316
Bank Notes, Ser. B, 6.95%, 2010	3,381,000 [i]	3,473,978
SBA Communications:
Sr. Discount Notes, 0/9.75%, 2011	1,825,000 [b,f]	1,295,750
Sr. Notes, 10.25%, 2009	2,300,000 [c]	2,271,250
Spectrasite,
Sr. Notes, 8.25%, 2010	1,559,000 [c]	1,672,027

18

			Principal
Bonds and Notes (continued)			Amount[a]	Value ($)

Telecommunications (continued)
U.S. Unwired,
Sr. Sub. Discount Notes, Ser. B, 0/13.375%, 2009			1,000,000 [f]	730,000
Western Wireless,
Sr. Notes, 9.25%, 2013			1,512,000 [c]	1,602,720
				42,497,023
Textiles & Apparel—.0%
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012			353,000 [c]	231,214
Transportation—.7%
TFM, S.A. de C.V.,
Sr. Notes, 10.25%, 2007			3,245,000 [c]	3,407,250
Total Bonds and Notes
(cost $		427,847,281)		439,967,335

Preferred Stock—4.1%			Shares	Value ($)

Diversified Financial Services—.1%
Williams Holdings Of Delaware,
Cum. Conv., 2.75%			7,800 [b]	513,825
Media—3.2%
CSC Holdings,
Ser. H, Cum. $		117.50	67,320	7,018,110
Paxson Communications:
Cum., $	1,325.25			2,017
Cum. Conv., $		975	854 [b]	6,918,116
Spanish Broadcasting System,
Cum. $	107.5		2,491 [b]	2,603,095
				16,541,338
Mining & Metal—.8%
Kaiser Group Holdings,
Cum., $	3.85		79,457	4,092,035
Telecommunications—.0%
Adelphia Business Solutions,
Ser. B, Cum., $		128.75	1,663 [d]	17
Total Preferred Stocks
(cost $		10,615,421)		21,147,215

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks—2.5%		Shares	Value ($)

Oil & Gas—.5%
Link Energy		404,029 [c]	2,727,196
Telecommunications—.1%
Neon Communications		182,744 [g,l]	584,781
Stellex Aerostructures		429 [g,l]	0
			584,781
Textiles & Apparel—1.9%
HCI Direct, Cl. A		910,714 [g,l,m,o]	9,805,657
Total Common Stocks
(cost $	15,870,315)		13,117,634

Other—.0%

Diversified Financial Services—.0%
Ono Finance (warrants)		1,000 [l]	10
Mining & Metal—.0%
Imperial Credit Industries (warrants)		181 [g,l]	0
Kaiser Group Holdings (rights)		202,510 [g,l,o]	0
			0
Telecommunications—.0%
American Tower (warrants)		510 [l]	77,713
Loral Cyberstar (warrants)		164,345 [l]	1,643
Neon Communications (warrants)		182,744 [l]	0
			79,356
Total Other
(cost $	116,454)		79,366

Other Investments—7.7%

Regulated Investment Companies:
Dreyfus Institutional Cash Advantage Fund		13,244,333 [n]	13,244,333
Dreyfus Institutional Cash Advantage Plus Fund		13,244,333 [n]	13,244,333
Dreyfus Institutional Preferred Plus Money Market Fund		13,244,334 [n]	13,244,334
Total Other Investments
(cost $	39,733,000)		39,733,000

20

PLTHY.029AR1203 2/25/04 4:13 PM Page 21

Investment of Cash Collateral
for Securities Loaned—23.9%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund
(cost $	123,501,883)		123,501,883	123,501,883

Total Investments (cost $		617,684,354)	123.3%	637,546,433
Liabilities, Less Cash and Receivables			(23.3%)	(120,500,021)
Net Assets			100.0%	517,046,412

a Principal amount stated in U.S Dollars unless otherwise noted.

GBP—Great Britian Pound Sterling

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2003, these securities amounted to $150,395,813 or 29.1% of net assets.

c	All or a portion of these securities are on loan.At December 31, 2003, the total market value of the fund’s securities on loan is $117,958,656 and the total market value of the collateral held by the fund is $123,501,883.

d	Non-income producing—security in default.
e	Units represent bond with warrant attached to purchase common stock.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	The value of these securities has been determined in good faith under the direction of the Board of Trustees.
h	Security linked to Goldman Sachs Commodity Index—Excess Return.
i	Variable rate security—interest rate subject to periodic change.
j	Credit Linked Notes.
k	Security linked to a portfolio of debt securities.
l	Non-income producing security.
m	Investment in non-controlled affiliates (cost $9,805,657)—See note 1(d).
n	Investments in affiliated money market funds—See Note 2(c)
o	Security restricted as to public resale. Investments in restricted securities, with a value of $9,805,657 or 1.9% of net assets:
	Acquisition	Purchase	Percentage of
Issuer	Date	Price ($)	Net Assets (%)	Valuation ($)

HCI Direct, Cl. A	6/20/2002	10.767	1.9	10.767
Kaiser Group Holdings (rights)	6/26/2001	—	—	—

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

			Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $117,958,656)—Note 1(c)			617,684,354	637,546,433
Cash				2,027,208
Interest and dividends receivable				9,094,259
Receivable for shares of Beneficial Interest subscribed				1,570,036
Receivable for investment securities sold				134,265
Receivable from broker for swaps opened				69,854
Receivable on closed forward currency contracts				66,451
				650,508,506

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2				572,408
Liability for securities on loan—Note 1(c)				123,501,883
Payable for investment securities purchased				7,766,170
Unrealized depreciation on swaps				1,151,653
Payable for shares of Beneficial Interest redeemed				466,172
Payable on closed forward currency contracts				2,560
Other liabilities				1,248
				133,462,094

Net Assets ( $)				517,046,412

Composition of Net Assets ($):
Paid-in capital				949,548,229
Accumulated distributions in excess of investment income—net				(23,537)
Accumulated net realized gain (loss) on investments				(451,265,455)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions
[including (		$1,080,097) net unrealized (depreciation)
on swap transactions]				18,787,175

Net Assets ( $)				517,046,412

Net Asset Value Per Share
	Class A	Class B	Class C Class R

Net Assets ($)	190,269,659	239,014,780	86,478,513 1,283,460
Shares Outstanding	25,605,913	32,157,731	11,631,571 172,852

Net Asset Value Per Share ($)	7.43	7.43	7.43 7.43

See notes to financial statements.

22

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

Investment Income ($):
Income:
Interest		45,589,905
Dividends		2,126,621
Income from securities lending		180,133
Total Income		47,896,659
Expenses:
Management fee—Note 2(a)		3,388,650
Distribution and service fees—Note 2(b)		3,016,075
Miscellaneous expense		85,866
Interest expense—Note 4		9,993
Total Expenses		6,500,584
Investment Income—Net		41,396,075

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and
foreign currency transations		(55,966,855)
Net realized gain (loss) on financial futures		(6,701,556)
Net realized gain (loss) on swaps transactions		3,452,053
Net realized gain (loss) on options transactions		324,792
Net realized gain (loss) on forward currency
exchange contracts		(410,558)
Net Realized Gain (Loss)		(59,302,124)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $	1,093,688
net unrealized appreciation on financial futures)		141,501,721
Net Realized and Unrealized Gain (Loss) on Investments		82,199,597
Net Increase in Net Assets Resulting from Operations		123,595,672

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2003	2002

Operations ($):
Investment income—net	41,396,075	43,227,622
Net realized gain (loss) on investments	(59,302,124)	(101,467,013)
Net unrealized appreciation (depreciation)
on investments	141,501,721	(22,843,235)
Net Increase (Decrease) in Net Assets
Resulting from Operations	123,595,672	(81,082,626)

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(14,764,836)	(11,118,607)
Class B shares	(22,036,756)	(26,792,918)
Class C shares	(6,525,596)	(6,883,534)
Class R shares	(104,181)	(13,814)
Total Dividends	(43,431,369)	(44,808,873)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	189,616,421	85,944,475
Class B shares	40,291,681	26,522,601
Class C shares	25,359,160	13,497,371
Class R shares	2,122,931	6,259
Net assets received in connection with
reorganization—Note 1	—	39,728,468
Dividends reinvested:
Class A shares	7,016,001	4,151,558
Class B shares	6,501,640	7,525,662
Class C shares	2,146,779	2,200,814
Class R shares	101,800	10,778
Cost of shares redeemed:
Class A shares	(154,570,015)	(71,442,894)
Class B shares	(79,046,284)	(70,346,584)
Class C shares	(15,365,410)	(22,865,878)
Class R shares	(1,228,484)	(10)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	22,946,220	14,932,620
Total Increase (Decrease) in Net Assets	103,110,523	(110,958,879)

Net Assets ($):
Beginning of Period	413,935,889	524,894,768
End of Period	517,046,412	413,935,889
Undistributed (distributions in excess of)
investment income—net	(23,537)	528,486

24

	Year Ended December 31,

	2003	2002

Capital Share Transactions:
Class Aa
Shares sold	27,218,889	9,246,589
Shares issued in connection with
reorganization—Note 1	—	5,594,189
Shares issued for dividends reinvested	1,002,962	606,353
Shares redeemed	(22,017,916)	(10,511,842)
Net Increase (Decrease) in Shares Outstanding	6,203,935	4,935,289

Class Ba
Shares sold	5,811,928	4,016,337
Shares issued in connection with
reorganization—Note 1	—	827,388
Shares issued for dividends reinvested	934,823	1,086,636
Shares redeemed	(11,228,470)	(10,319,998)
Net Increase (Decrease) in Shares Outstanding	(4,481,719)	(4,389,637)

Class C
Shares sold	3,645,801	1,991,518
Shares issued in connection with
reorganization—Note 1	—	334,407
Shares issued for dividends reinvested	307,408	317,632
Shares redeemed	(2,197,438)	(3,345,264)
Net Increase (Decrease) in Shares Outstanding	1,755,771	(701,707)

Class R
Shares sold	314,667	182
Shares issued for dividends reinvested	14,486	1,550
Shares redeemed	(174,477)	(2)
Net Increase (Decrease) in Shares Outstanding	154,676	1,730
a During the period ended December 31, 2003, 3,158,289 Class B shares representing $22,641,055 were automatically converted to 3,158,302 Class A shares and during the period ended December 31, 2002, 73,242

     Class B shares representing $488,951 were automatically converted to 73,242 Class A shares. See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2003	2002	2001 [a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	6.28	7.94	8.95	10.45	11.33
Investment Operations:
Investment income—net	.63[b]	.68[b]	.84[b]	1.07	1.12
Net realized and unrealized
gain (loss) on investments	1.17	(1.62)	(.96)	(1.47)	(.90)
Total from Investment Operations	1.80	(.94)	(.12)	(.40)	.22
Distributions:
Dividends from investment income—net	(.65)	(.72)	(.89)	(1.10)	(1.10)
Net asset value, end of period	7.43	6.28	7.94	8.95	10.45

Total Return (%)[c]	29.87	(12.19)	(1.62)	(4.26)	1.99

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.97	.95	.95	.95	.95
Ratio of interest expense
to average net assets	.00[d]	.01	.01	.01	.01
Ratio of net investment income
to average net assets	8.87	10.05	9.91	10.80	10.19
Portfolio Turnover Rate	235.42	340.47	158.92	26.76	40.79

Net Assets, end of period ($ x 1,000)	190,270	121,775	114,886	132,652	106,959

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.06, increase net realized and unrealized gain (loss) on investments per share by $.06, and decrease the ratio of net investment income to average net assets from 10.52% to 9.91%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

		Year Ended December 31,

Class B Shares	2003	2002	2001 [a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	6.28	7.94	8.95	10.45	11.33
Investment Operations:
Investment income—net	.59[b]	.66[b]	.80[b]	1.02	1.06
Net realized and unrealized
gain (loss) on investments	1.18	(1.64)	(.96)	(1.47)	(.89)
Total from Investment Operations	1.77	(.98)	(.16)	(.45)	.17
Distributions:
Dividends from investment income—net	(.62)	(.68)	(.85)	(1.05)	(1.05)
Net asset value, end of period	7.43	6.28	7.94	8.95	10.45

Total Return (%)[c]	29.25	(12.64)	(2.10)	(4.74)	1.48

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	1.47	1.45	1.45	1.45	1.45
Ratio of interest expense
to average net assets	.00[d]	.01	.01	.01	.01
Ratio of net investment income
to average net assets	8.46	9.41	9.42	10.32	9.70
Portfolio Turnover Rate	235.42	340.47	158.92	26.76	40.79

Net Assets, end of period ($ x 1,000)	239,015	230,011	325,834	403,702	562,605

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 10.03% to 9.42%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Class C Shares	2003	2002	2001 [a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	6.28	7.95	8.96	10.45	11.33
Investment Operations:
Investment income—net	.57[b]	.64[b]	.78[b]	1.01	1.04
Net realized and unrealized
gain (loss) on investments	1.18	(1.65)	(.96)	(1.47)	(.90)
Total from Investment Operations	1.75	(1.01)	(.18)	(.46)	.14
Distributions:
Dividends from investment income—net	(.60)	(.66)	(.83)	(1.03)	(1.02)
Net asset value, end of period	7.43	6.28	7.95	8.96	10.45

Total Return (%)[c]	29.10	(12.97)	(2.23)	(4.96)	1.23

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	1.72	1.70	1.70	1.70	1.70
Ratio of interest expense
to average net assets	.00[d]	.01	.01	.01	.01
Ratio of net investment income
to average net assets	8.15	9.17	9.17	10.09	9.45
Portfolio Turnover Rate	235.42	340.47	158.92	26.76	40.79

Net Assets, end of period ($ x 1,000)	86,479	62,036	84,044	105,167	170,011

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 9.78% to 9.17%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Amount represents less than .01%.

See notes to financial statements.

		Year Ended December 31,

Class R Shares	2003	2002	2001 [a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	6.27	7.94	8.95	10.44	11.32
Investment Operations:
Investment income—net	.67[b]	.70[b]	.86[b]	1.16	1.05
Net realized and unrealized
gain (loss) on investments	1.16	(1.64)	(.96)	(1.52)	(.80)
Total from Investment Operations	1.83	(.94)	(.10)	(.36)	.25
Distributions:
Dividends from investment income—net	(.67)	(.73)	(.91)	(1.13)	(1.13)
Net asset value, end of period	7.43	6.27	7.94	8.95	10.44

Total Return (%)	30.15	(11.99)	(1.26)	(4.02)	2.24

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.72	.70	.70	.70	.70
Ratio of interest expense
to average net assets	.00[c]	.00[c]	.01	.01	.01
Ratio of net investment income
to average net assets	9.26	10.08	10.19	11.01	10.65
Portfolio Turnover Rate	235.42	340.47	158.92	26.76	40.79

Net Assets, end of period ($ x 1,000)	1,283	114	131	143	329

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.05 and increase net realized and unrealized gain (loss) on investments per share by $.05, and decrease the ratio of net investment income to average net assets from 10.80% to 10.19%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Limited Term High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment manager. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon Bank”), which is a wholly-owned subsidiary of Mellon Financial Corporation.

On October 30, 2002 (the “Closing Date”), pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Trustees, substantially all of the assets, subject to the liabilities, of the Dreyfus Premier Fixed Income Funds-Dreyfus Premier High Yield Securities Fund, were transferred to the fund in exchange for shares of Beneficial Interest of the fund in equal value. Class A and Class T shares were converted to Class A shares of the fund.The fund’s net asset values for Class A, Class B, Class C and Class R shares, respectively, on the closing date were $5.88, $5.88, $5.89 and $5.88 per share, and a total of 5,594,189, 827,388 and 334,407 shares for Class A, Class B and Class C shares respectively, representing net assets for Class A, Class B and Class C shares, respectively of $32,897,104, $4,860,934 and $1,970,430 [including for Class A, Class B and Class C shares, respectively, ($22,574,464), $1,877,849 and $644,437 net unrealized appreciation/(depreciation) on investments], were issued to Dreyfus Premier High Yield Securities Fund’s shareholders in the exchange. The exchange was a tax free event to shareholders.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares.The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class

C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), options, swap transactions and financial futures) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The Company and the Manager have received an exemptive order from the SEC which, among other things, permits the fund to use cash collateral received in connection with lending the fund’s securities and other uninvested cash to purchase shares of one or more registered money market mutual funds advised by the Manager in excess of the limitations imposed by the Act.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Issuers in which the fund held 5% or more of the outstanding voting securities are defined as “affiliated” in the Act. The following summarizes affiliated issuers during the period ended December 31, 2003:

		Shares

	Beginning			End of	Dividend	Market
Name of issuer	of Period	Purchases	Sales	Period	Income ($)	Value ($)

HCI Direct, CL. A	910,714	—	—	910,714	—	9,805,657

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds which the fund invests in involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $63,359, accumulated capital losses $450,887,386 and unrealized appreciation $16,459,574.

The accumulated capital losses are available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $1,959,797 of the carryover expires in fiscal 2005,

$18,246,245 expires in fiscal 2006, $42,732,799 expires in fiscal 2007, $46,414,386 expires in fiscal 2008, $139,308,651 expires in fiscal 2009, $129,731,870 expires in fiscal 2010 and $72,493,638 expires in fiscal 2011. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the fund’s merger with Dreyfus Premier High Yield Securities Fund may apply.

The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2003 and December 31, 2002, were as follows: ordinary income $43,431,369 and $44,808,873, respectively.

During the period ended December 31, 2003, as a result of permanent book to tax differences, the fund increased accumulated undistributed investment income-net by $1,483,271, decreased accumulated net realized gain (loss) on investments by $3,291,768 and increased paid-in capital by $1,808,497. Net assets were not affected by this reclassification.

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

(a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-inter-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

ested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

Miscellaneous expense results from proxy and legal fees resulting from the change in the fund’s investment objective and name.

During the period ended December 31, 2003, the Distributor retained $250,226 from commissions earned on sales of the fund’s Class A shares and $591,258 and $16,151 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Distribution and service plan: Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of .50% and .75% of the value of the average daily net assets of Class B and Class C shares, respec-

tively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended December 31, 2003, Class A, Class B and Class C shares were charged $398,436, $1,236,851 and $571,772, respectively, pursuant to their respective Plans. During the period ended December 31, 2003, Class B and Class C shares were charged $618,425 and $190,591, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

(c) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds as shown in the fund’s Statement of Investments. Management fees are not charged to these accounts. During the period ended December 31, 2003, the fund derived $227,815 in income from these investments, which is included in dividend income in the fund’s Statement of Operations.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward currency exchange contracts, options transactions and swap transactions during the period ended December 31, 2003, amounted to $1,074,277,629 and $1,106,439,481, respectively.

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates. At December 31, 2003, there were no call options written outstanding.

As writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. At December 31, 2003, there were no put options written outstanding.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.At December 31, 2003, there were no financial futures contracts outstanding.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the con tract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to pur chases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the for ward contract is opened and the date the forward contract is closed The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.At December 31, 2003, there were no forward currency exchange contracts outstanding.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount.To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.The following summarizes total return swaps entered into by the fund December 31, 2003:

		Unrealized
Notional Amount ($)	Description	(Depreciation) ($)

20,000,000	Agreement with Merrill Lynch terminating	(1,011,315)
	February 1, 2004 to receive 4 month
	LIBOR plus 25%, and receive if negative
	(pay if positive) the total return on the
	Merrill Lynch High Yield Cash Pay Index

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily and the charge, if any is recorded as unrealized appreciation or depreciation in the Statement of Operations. In addition, the following summarizes open credit default swap agreements at December 31, 2003:

		Unrealized
Notional Amount ($)	Description	(Depreciation) ($)

2,785,000	Agreement with Merrill Lynch terminating	(86,269)
	December 20, 2008 to pay a fixed rate of
	2.2% and receive the notional amount as a
	result of interest payment default totaling
	$1,000,000 or principal payment default of
	$10,000,000 on Delhaize America,
	8.125%, 4/15/2001

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily and change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.The following summarizes interest rate swaps entered into by the fund at December 31, 2003:

		Unrealized
Notional Amount ($)	Description	Appreciation ($)

4,000,000	Forward Yield Curve Swap Agreement	17,487
	with Merrill Lynch terminating 18,755
	August 23, 2023 to pay 3 month LIBOR
	and receive 10 years CMS 17 bps
	starting August 23, 2013

Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of the counterpar-ties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At December 31, 2003, the cost of investments for federal income tax purposes was $619,940,399; accordingly, accumulated net unrealized appreciation on investments was $17,606,034, consisting of $35,842,839 gross unrealized appreciation and $18,236,805 gross unrealized depreciation.

NOTE 4—Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding during the period ended December 31, 2003 was approximately $599,500 with a related weighted average annualized interest rate of 1.67%.

The Fund 41

INDEPENDENT AUDITORS’ REPORT

The Board of Trustees and Shareholders The Dreyfus/Laurel Funds Trust:

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier Limited Term High Yield Fund (the “Fund”) of The Dreyfus/Laurel Funds Trust, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers.As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by manage-ment,as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Limited Term High Yield Fund of The Dreyfus/Laurel Funds Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
February 20, 2004

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 3.85% of the ordinary dividends paid during the fiscal year ended December 31, 2003 as qualifying for the corporate dividends received deduction.

The fund also designates 3.76% of the ordinary dividends paid during 2003 as qualified dividends, subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186
———————
James Fitzgibbons (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Howes Leather Corporation, Director
No. of Portfolios for which Board Member Serves: 23
———————
J.Tomlinson Fort (75)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-January 2003)
No. of Portfolios for which Board Member Serves: 23
———————
Kenneth A. Himmel (57)
Board Member (1994)
Principal Occupation During Past 5 Years:
• President and CEO, Related Urban Development, a real estate development company
(1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

Stephen J. Lockwood (56)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
• Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
• BDML Holdings, an insurance company, Chairman of the Board
• Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————
Roslyn Watson (54)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (57)
Board Member (1998)
Principal Occupation During Past 5 Years:
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College,Trustee
• The Greater Boston Chamber of Commerce, Director
• The First Albany Companies, Inc., an investment bank, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo Africa-America, Advisory Board
No. of Portfolios for which Board Member Serves: 23

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

The Fund 45

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of the
Manager, and an officer of 95 investment
companies (comprised of 185 portfolios)
managed by the Manager. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 58 years old and
has been an employee of the Manager since
May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of the Manager, and an officer of 95
investment companies (comprised of 185
portfolios) managed by the Manager. Mr. Byers
also is an officer, director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 50 years old and
has been an employee of the Manager since
January 2000. Prior to joining the Manager, he
served as an Executive Vice President-Capital
Markets, Chief Financial Officer and Treasurer
at Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 96 investment companies (comprised
of 201 portfolios) managed by the Manager.
He is 57 years old and has been an employee
of the Manager since June 1977.
STEVEN F. NEWMAN, Secretary since
March 2000.
Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 96
investment companies (comprised of 201
portfolios) managed by the Manager. He is 54
years old and has been an employee of the
Manager since July 1980.
JEFF PRUSNOFSKY, Assistant Secretary
since March 2000.
Associate General Counsel of the Manager,
and an officer of 24 investment companies
(comprised of 81 portfolios) managed by the
Manager. He is 38 years old and has been an
employee of the Manager since October 1990.
MICHAEL A. ROSENBERG, Assistant
Secretary since March 2000.
Associate General Counsel of the Manager,
and an officer of 93 investment companies
(comprised of 194 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1991.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 96 investment
companies (comprised of 201 portfolios)
managed by the Manager. He is 45 years old
and has been an employee of the Manager
since April 1985.
RICHARD CASSARO, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by the Manager. He is 44 years old
and has been an employee of the Manager
since September 1982.
ERIK D. NAVILOFF, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Taxable Fixed
Income Funds of the Manager, and an officer
of 18 investment companies (comprised of 73
portfolios) managed by the Manager. He is 35
years old and has been an employee of the
Manager since November 1992.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by the Manager. He is 36 years old
and has been an employee of the Manager
since November 1990.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of the Manager,
and an officer of 96 investment companies
(comprised of 201 portfolios) managed by the
Manager. He is 49 years old and has been an
employee of the Manager since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 196
portfolios) managed by the Manager. He is 33
years old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.
The Fund	47

NOTES

For More Information

Dreyfus Premier
Limited Term
High Yield Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue

New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call your financial representative or 1-800-554-4611

By mail Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 029AR1203

Dreyfus Premier
Managed Income Fund

ANNUAL REPORT December 31, 2003

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus dis-
claims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Statement of Investments
20	Statement of Options Written
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
39	Independent Auditors’ Report
40	Important Tax Information
41	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Premier
Managed Income Fund
The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Managed Income Fund covers the 12-month period from January 1, 2003, through December 31, 2003. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with Kent Wosepka, a portfolio manager and a member of the fixed income team that manages the fund.

The bond market produced mixed results in 2003 as investor sentiment apparently shifted from pessimism at the start of the year toward a more optimistic outlook by year-end. As the U.S. economy gathered momentum, the more interest-rate-sensitive areas of the bond market began to retreat, and U.S. government securities finished the year with modestly positive total returns. On the other hand, the bond market’s more credit-sensitive areas generally benefited from the stronger economy, producing more robust gains for corporate bonds.

While recent economic developments suggest to us that interest rates are more likely to rise in 2004 than to fall further, we continue to believe that bonds deserve a prominent place in most investors’ portfolios. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and tolerance for risk.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Premier Managed Income Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2003, Dreyfus Premier Managed Income Fund achieved total returns of 5.51% for Class A shares, 4.73% for Class B shares, 4.73% for Class C shares and 5.78% for Class R shares.1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index, produced a total return of 4.10% for the same period.2

With the economy on the rebound, corporate credit quality improved dramatically during the year, causing prices of lower-quality investment-grade and high-yield bonds to rise sharply. The fund’s returns were higher than its benchmark, primarily because of the fund’s overweight exposure to corporate bonds rated “triple-B” and lower.

What is the fund’s investment approach?

The fund invests at least 65% of its total assets in U.S. government debt and investment-grade corporate debt obligations. The fund also normally invests at least 65% of its total assets in debt obligations having effective maturities of 10 years or less.We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the fund’s sensitivity to changes in rates. Instead, the heart of our investment process is selecting individual securities that possess a combination of superior fundamentals and attractive relative valuations.

What other factors influenced the fund’s performance?

The fund’s returns during the reporting period were driven by its holdings of lower-rated corporate bonds. Indeed, 2003 represented the best year for high-yield bonds since 1991, the last time the U.S. economy emerged from recession. As business conditions improved,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

corporate issuers attempted to strengthen their balance sheets by reducing debt. Corporate defaults also declined, from about 8% in 2002 to about 4% in 2003. High-yield bonds comprised, on average, about 10% of the fund’s assets during the reporting period. In comparison, the fund’s benchmark contained no high-yield securities.

Approximately 25% of the fund’s assets were invested in corporate bonds at the lower end of the investment-grade range, which also performed well. In this area, we sought bonds from issuers that we believed were likely to have their credit ratings upgraded. For example, British Sky Broadcasting, the British satellite television company, saw its rating upgraded from high-yield status to the investment-grade range during the year, which led to higher prices for its bonds. Another of the fund’s larger corporate bond positions, U.S. issuer Waste Management, was also upgraded from high-yield to investment-grade. In addition, the fund’s performance benefited from its holdings in Tyco International. A new management team has made progress in turning Tyco’s business around, and its bonds ranked among the fund’s better performing investments in 2003.

Despite a stronger than expected economic recovery during the second half of the year, interest rates rose only modestly.That’s mainly because the Federal Reserve Board (the “Fed”) reduced the federal funds rate in late June to 1% and subsequently indicated that it was likely to keep short-term rates low for “a considerable period.” The Fed’s commitment to low interest rates and the apparent absence of inflationary pressures led to an increase in intermediate- and long-term bond yields of less than one percentage point during 2003. As a result, despite considerable short-term market volatility, prices of bonds in the more interest-rate-sensitive market sectors ended the year little changed from where they began.

Among mortgage-backed securities, we generally avoided high-coupon bonds that tend to be particularly sensitive to prepayment risk when interest rates fall. This enabled the fund to avoid most of the

4

decline in this sector of the bond market in the wake of the surge in refinancing activity during the summer of 2003.Throughout the year, the fund also maintained an underweight allocation to U.S. Treasury securities, which produced lackluster returns throughout the reporting period relative to corporate bonds.

What is the fund’s current strategy?

We have continued to emphasize corporate bonds in light of improving corporate profits and reduced debt levels. We also have focused more on European bonds because, in our judgment, interest rates in Europe may have more room to fall.

Otherwise, we have positioned the fund to take advantage of wider differences between yields of short-term bonds, which currently are anchored by the 1% federal funds rate, and yields of longer-term bonds, which we believe are likely to rise if economic growth remains strong. To do so, we have implemented a “bulleted” investment strategy, focusing on bonds with five-year maturities. This strategy is designed to capture opportunities and seeks to boost total return performance.

January 15, 2004

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares and Class R shares of Dreyfus Premier Managed Income Fund on 12/31/93 to a $10,000 investment made in the Lehman Brothers U.S. Aggregate Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. Performance for Class B and Class C shares will vary from the performance of Class A and Class R shares shown above due to differences in charges and expenses.

The fund’s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A shares and Class R shares.The Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 12/31/03

		Inception				From
		Date	1 Year	5 Years	10 Years	Inception

Class A shares
with maximum sales charge (4.5%)			0.73%	4.41%	5.10%
without sales charge			5.51%	5.38%	5.59%
Class B shares
with applicable redemption	charge †	12/19/94	0.73%	4.26%	—	6.23%
without redemption		12/19/94	4.73%	4.60%	—	6.23%
Class C shares
with applicable redemption	charge	12/19/94	3.73%	4.60%	—	5.98%
without redemption		12/19/94	4.73%	4.60%	—	5.98%
Class R shares			5.78%	5.63%	5.85%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

†	The maximum contingent deferred sales charge for Class B shares is 4%.After six years Class B shares convert to Class A shares.
††	Assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
†††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

STATEMENT OF INVESTMENTS

December 31, 2003

	Principal
Bonds and Notes—110.7%	Amount [a]	Value ($)

Advertising—.1%
Lamar Media,
Notes, 7.25%, 2013	30,000	32,400
Asset-Backed Ctfs./Auto Loans—3.8%
AmeriCredit Automobile Receivables Trust,
Ser. 2000-D, Cl. A4, 1.38%, 2007	80,442 [b]	80,564
Daimler Chrysler Auto Trust,
Ser. 2003-A, Cl. A4, 2.88%, 2009	305,000	307,112
Honda Auto Receivables Owner Trust,
Ser. 2003-4, Cl. A3, 2.19%, 2007	145,000	145,340
Nissan Auto Receivables Owner Trust,
Ser. 2003-C, Cl. A4, 2.7%, 2007	490,000	491,608
Toyota Auto Receivables Owner Trust:
Ser. 2001-B, Cl. A4, 1.2625%, 2007	210,000 [b]	210,135
Ser. 2002-C, Cl. A2, 1.1825%, 2005	149,078 [b]	149,166
Whole Auto Loan Trust,
Ser. 2003-1, Cl. A2A, 1.4%, 2006	835,000	834,870
		2,218,795
Asset-Backed Ctfs./Credit Cards—5.8%
Capital One Master Trust,
Ser. 1999-1, Cl. A, 1.3025%, 2007	805,000 [b]	805,148
Capital One Multi-Asset Execution Trust:
Ser. 2003-B2, Cl. B2, 3.5%, 2009	85,000	85,530
Ser. 2003-C4, Cl. C4, 6%, 2013	340,000	353,573
Chase Credit Card Master Trust,
Ser. 2002-2, Cl. C, 2.0625%, 2007	300,000 [b]	301,512
Citibank Credit Card Issuance Trust,
Ser. 2003-A8, Cl. A8, 3.5%, 2010	150,000	148,905
MBNA Master Credit Card Trust:
Ser. 1997-J, Cl. A, 1.2825%, 2007	735,000 [b]	735,630
Ser. 1999-C, Cl. C, 1.9625%, 2006	160,000 [b,c]	160,286
Ser. 2000-C, Cl. C, 1.9625%, 2007	600,000 [b,c]	600,375
Ser. 2002-A1, Cl. A1, 4.95%, 2009	140,000	149,291
		3,340,250
Asset-Backed Ctfs./Home Equity Loans—1.5%
Chase Funding Mortgage Loan Asset-Backed,
Ser. 2003-4, Cl. 2A1, 1.2613%, 2021	749,516 [b]	749,597
CitiFinancial Mortgage Securities,
Ser. 2003-2, Cl. AV1, 1.24125%, 2033	146,745 [b]	146,723
		896,320

8

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Asset-Backed Ctfs./Manufactured Homes—.1%
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6, 6.75%, 2029	80,000	78,665
Automotive—.5%
DaimlerChrysler,
Notes, 6.9%, 2004	235,000	242,458
General Motors,
Discount Debs., 0/7.75%, 2036	180,000 [d]	74,722
		317,180
Banking—3.0%
CBA Capital Trust I,
Bonds, 5.805%, 2049	125,000 [c]	129,491
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	105,000	108,150
City National,
Sr. Notes, 5.125%, 2013	75,000	74,303
HBOS,
Sub. Notes, 5.375%, 2049	320,000 [b,c]	321,184
National City,
Sub. Notes, 6.875%, 2019	155,000	179,364
National Westminster Bank,
Sub. Notes, 7.375%, 2009	320,000	374,777
St. George Bank,
Sub. Notes, 7.15%, 2007	75,000 [c]	84,464
Union Planters Bank,
Notes, 5.125%, 2007	150,000	159,907
Zions Bancorp,
Sub. Notes, 6%, 2015	280,000	294,324
		1,725,964
Building & Construction—.1%
American Standard,
Sr. Notes, 7.375%, 2008	40,000	44,400
Cable/Media—3.2%
British Sky Broadcasting:
Notes, 6.875%, 2009	191,000	214,677
Sr. Notes, 8.2%, 2009	195,000	232,466
Comcast:
Notes, 5.5%, 2011	95,000	98,921
Notes, 7.05%, 2033	50,000	54,602

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Cable/Media (continued)
Comcast Cable Communications,
Sr. Notes, 6.75%, 2011	60,000	66,890
DirecTV Holdings/Finance,
Sr. Notes, 8.375%, 2013	50,000	58,250
Echostar DBS:
Sr. Notes, 10.375%, 2007	190,000	209,238
Sr. Notes, 4.405%, 2008	45,000 [b,c]	47,081
Liberty Media,
Notes, 3.5%, 2006	465,000	467,685
News America,
Sr. Debs., 8%, 2016	160,000	194,783
Rogers Cable,
Sr. Notes, 6.25%, 2013	75,000	75,937
Univision Communications,
Sr. Notes, 7.85%, 2011	95,000	113,105
Videotron,
Sr. Notes, 6.875%, 2014	20,000 [c]	20,750
		1,854,385
Chemicals—.4%
ICI Wilmington,
Notes, 4.375%, 2008	145,000	144,613
Nalco,
Sr. Notes, 7.75%, 2011	90,000 [c]	96,750
		241,363
Commercial Mortgage Pass-Through Ctfs.—6.1%
Bear Stearns Commercial Mortgage Securities,
Ser. 2003-T12, Cl. A3, 4.24%, 2039	295,000	293,433
CS First Boston Mortgage Securities,
Ser. 2001-CF2, Cl. A4, 6.505%, 2034	135,000	150,848
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	125,000 [c]	135,695
Chase Commercial Mortgage Securities:
Ser. 1997-2, Cl. C, 6.6%, 2029	40,000	44,400
Ser. 1998-1, Cl. A2, 6.56%, 2030	200,000	222,326
DLJ Commercial Mortgage,
Ser. 1999-CG1, Cl. A1A, 6.08%, 2032	123,145	131,852
First Chicago/Lennar Trust,
Ser. 1997-CHL1, Cl. D, 7.97%, 2039	275,000 [b,c]	274,742
GMAC Commercial Mortgage Securities,
Ser. 1996-C1, Cl. F, 7.86%, 2006	250,000 [c]	266,247

10

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Commercial Mortgage Pass-Through Ctfs. (continued)
Granite Mortgages,
Ser. 2003-3, Cl. 1A1, 1.2364%, 2019	630,000 [b]	630,000
Merrill Lynch Mortgage Investors,
Ser. 1996-C2, Cl. B, 6.96%, 2028	120,000	131,023
Morgan (J.P) Commercial Mortgage Finance:
Ser. 1997-C5, Cl. A3, 7.088%, 2029	170,000	190,016
Ser. 1997-C5, Cl. B, 7.159%, 2029	105,000	118,321
Morgan Stanley Capital I:
Ser. 1999-CAM1, Cl. A4, 7.02%, 2032	70,000	79,471
Ser. 1999-RM1, Cl. A2, 6.71%, 2031	200,000	224,614
Morgan Stanley Dean Witter Capital I,
Ser. 2001-PPM, Cl. A3, 6.54%, 2031	250,000	278,088
Permanent Financing,
Ser. 3, Cl. 1A, 1.13%, 2004	350,000 [b]	350,000
Structured Asset Mortgage Investments,
Ser. 1998-2, Cl. B, 6.75%, 2030	26,233	25,675
		3,546,751
Commercial Services—1.2%
Aramark Services,
Sr. Notes, 7%, 2007	500,000	550,169
Ford,
Notes, 9.3%, 2030	145,000	168,815
		718,984
Consumer—.0%
Scotts,
Sr. Notes, 6.625%, 2013	20,000 [c]	20,650
Environmental—1.4%
Allied Waste:
Sr. Notes, Ser. B, 7.625%, 2006	385,000	407,138
Sr. Notes, Ser. B, 7.875%, 2009	225,000	235,687
USA Waste,
Sr. Notes, 7%, 2028	125,000	134,948
Waste Management,
Sr. Notes, 7.375%, 2029	45,000	50,801
		828,574
Financial Services—5.4%
ERAC USA Finance,
Notes, 8.25%, 2005	325,000 [c]	350,660

The Fund 11

STATEMENT OF INVESTMENTS (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Financial Services (continued)
Ford Motor Credit:
Notes, 6.7%, 2004		365,000	374,427
Notes, 6.875%, 2006		560,000	597,982
GMAC:
Medium-Term Notes, 4.15%, 2005		170,000	173,359
Medium-Term Notes, 6.38%, 2004		170,000	170,615
Notes, 6.75%, 2006		415,000	445,735
Goldman Sachs,
Notes, 5.25%, 2013		160,000	162,354
Jefferies Group:
Sr. Notes, Ser. B, 7.5%, 2007		70,000	78,749
Sr. Notes, 7.75%, 2012		160,000	179,265
Linde Finance,
Notes, 6%, 2049	EUR	125,000 [b]	158,206
SLM,
Medium-Term Notes, Ser. A, 5%, 2015		415,000	410,312
			3,101,664
Food & Beverages—1.2%
Del Monte,
Sr. Sub. Notes, 8.625%, 2012		50,000	55,000
Pathmark Stores,
Sr. Sub. Notes, 8.75%, 2012		70,000	73,500
Safeway,
Notes, 4.125%, 2008		115,000	114,621
Tricon Global Restaurants:
Sr. Notes, 7.65%, 2008		110,000	125,400
Sr. Notes, 8.875%, 2011		243,000	295,852
			664,373
Foreign/Governmental—10.4%
Bundesobligation,
Bonds, Ser. 140, 4.5%, 2007	EUR	1,640,000	2,151,297
Deutschland,
Bonds, Ser. 2, 5%, 2012	EUR	1,705,000	2,270,435
Dominican Republic,
Notes, 9.5%, 2006		25,000 [c]	21,125
Federative Republic of Brazil:
Bonds, 11%, 2040		115,000	127,075
Notes, 12%, 2010		175,000	210,875
Republic of Bulgaria,
Bonds, 8.25%, 2015		85,000 [c]	100,088

12

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Foreign/Governmental (continued)
Republic of Columbia,
Notes, 10.75%, 2013	55,000	62,837
Republic of El Salvador,
Notes, 8.5%, 2011	60,000 [c]	66,900
Russian Federation,
Bonds, 5%, 2030	330,000 [b]	317,625
State of Qatar,
Bonds, 9.75%, 2030	80,000 [c]	113,200
Ukraine Government,
Sr. Notes, 11%, 2007	137,201	153,133
United Mexican States:
Medium-Term Notes, Ser. A, 6.375%, 2013	185,000	192,400
Notes, 5.875%, 2014	95,000	94,050
Notes, 6.625%, 2015	155,000	160,813
		6,041,853
Gaming/Lodging—4.3%
Ameristar Casinos,
Sr. Sub. Notes, 10.75%, 2009	35,000	40,425
Argosy Gaming,
Sr. Sub. Notes, 10.75%, 2009	250,000	271,250
Carnival:
Debs., 6.65%, 2028	155,000	159,621
Notes, 7.05%, 2005	300,000	319,155
Sr. Notes, 3.75%, 2007	140,000 [c]	140,375
Chumash Casino & Resort,
Sr. Notes, 9%, 2010	20,000 [c]	22,200
Coast Hotels & Casino,
Sr. Sub. Notes, 9.5%, 2009	75,000	79,688
Hilton Hotels,
Sr. Notes, 7%, 2004	100,000	103,000
Horseshoe Gaming,
Sr. Sub. Notes, Ser. B, 8.625%, 2009	120,000	127,350
Mohegan Tribal Gaming Authority:
Sr. Notes, 8.125%, 2006	350,000	378,875
Sr. Sub. Notes, 8%, 2012	50,000	54,375
Park Place Entertainment,
Sr. Sub. Notes, 7.875%, 2005	80,000	85,900
Royal Caribbean Cruises:
Sr. Notes, 8.25%, 2005	175,000	185,063
Sr. Notes, 8.75%, 2011	140,000	158,900

The Fund 13

STATEMENT OF INVESTMENTS (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Gaming/Lodging (continued)
Station Casinos:
Sr. Sub. Notes, 8.875%, 2008		145,000	150,800
Sr. Sub. Notes, 9.875%, 2010		45,000	49,725
Turning Stone Casino Enterprise,
Sr. Notes, 9.125%, 2010		160,000 [c]	174,800
			2,501,502
Health Care—.2%
HCA,
Sr. Notes, 7.125%, 2006		100,000	108,403
Industrial—2.0%
Owens-Brockway,
Sr. Notes, 7.75%, 2011		15,000	16,181
RPM International,
Bonds, 6.25%, 2013		145,000 [c]	147,294
Tyco International:
Notes, 6.125%, 2007	EUR	260,000	344,279
Notes, 6.125%, 2008		330,000	354,750
Notes, 6.375%, 2011		205,000	220,119
Notes, 7%, 2028		50,000	52,188
			1,134,811
Insurance—.2%
Leucadia National,
Sr. Notes, 7%, 2013		130,000 [c]	130,650
Medical—.3%
Apogent Technologies,
Sr. Sub. Notes, 6.5%, 2013		45,000	47,138
Wyeth:
Bonds, 6.45%, 2024		50,000	51,385
Bonds, 6.5%, 2034		50,000	51,297
			149,820
Metals & Mining—.6%
Ball,
Notes, 6.875%, 2012		140,000	147,000
Teck Cominco
Notes, 7%, 2012		165,000	181,506
			328,506
Oil & Gas—1.6%
ANR Pipeline:
Debs., 7.375%, 2024		20,000	20,300
Sr. Notes, 7%, 2025		50,000	51,125

14

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Oil & Gas (continued)
Amerada Hess,
Notes, 7.3%, 2031		140,000	145,000
El Paso Natural Gas:
Debs., 8.625%, 2022		20,000	20,925
Sr. Notes, Ser. A, 7.625%, 2010		130,000	134,225
Halliburton,
Notes, 5.5%, 2010		130,000 [c]	136,148
Northwest Pipeline,
Debs., 6.625%, 2007		160,000	168,800
TXU Gas Capital I,
Notes, 2.51%, 2028		170,000 [b]	148,274
Transcontinental Gas,
Notes, 6.125%, 2005		60,000	61,275
XTO Energy,
Sr. Notes, 6.25%, 2013		15,000	15,863
			901,935
Paper & Paper Related—2.7%
Abitibi-Consolidated:
Bonds, 8.3%, 2005		125,000	132,326
Debs., 8.5%, 2029		315,000	329,462
Fort James,
Notes, 4.75%, 2004	EUR	450,000	570,390
Jefferson Smurfit,
Sr. Notes, 8.25%, 2012		40,000	43,600
Moore North American Finance,
Sr. Notes, 7.875%, 2011		25,000 [c]	28,438
Sappi Papier,
Notes, 6.75%, 2012		240,000 [c]	262,865
Stone Container,
Sr. Notes, 8.375%, 2012		110,000	119,900
UPM-Kymmene,
Medium-Term Notes, 5.625%, 2014		100,000 [c]	102,302
			1,589,283
Publishing—.1%
DEX Media West:
Sr. Notes, 8.5%, 2010		15,000 [c]	16,781
Sr. Sub. Notes, 9.875%, 2013		15,000 [c]	17,512
			34,293

The Fund 15

STATEMENT OF INVESTMENTS (continued)

	Principal
Bonds and Notes (continued)	Amount [a]	Value ($)

Real Estate Investment Trusts—1.6%
Archstone-Smith Operating Trust,
Sr. Notes, 5%, 2007	75,000	78,759
Boston Properties,
Sr. Notes, 5.625%, 2015	85,000	85,121
Duke-Weeks Realty,
Sr. Notes, 6.95%, 2011	170,000	191,750
HMH Properties,
Sr. Notes, Ser. B, 7.875%, 2008	125,000	130,625
Healthcare Realty Trust,
Sr. Notes, 8.125%, 2011	275,000	315,357
Spieker Properties Trust,
Notes, 6.8%, 2004	125,000	126,901
		928,513
Retail—.1%
Office Depot,
Sr. Notes, 6.25%, 2013	75,000	78,892
Telecommunications—3.0%
AT&T Wireless Services:
Notes, 8.125%, 2012	125,000	147,269
Sr. Notes, 8.75%, 2031	120,000	148,583
Deutsche Telekom,
Notes, 8.25%, 2030	245,000	314,088
Koninklijke KPN,
Sr. Notes, 8.375%, 2030	150,000	190,856
Qwest Capital Funding,
Notes, 6.5%, 2018	45,000	39,825
Salem Communications,
Sub. Notes, 7.75%, 2010	80,000	83,800
Sprint Capital:
Notes, 8.375%, 2012	165,000	193,076
Notes, 8.75%, 2032	215,000	254,885
Telecom Italia Capital:
Notes, 4%, 2008	155,000 [c]	156,186
Notes, Cl. B., 5.25%, 2013	80,000 [c]	80,343
WorldCom,
Sr. Notes, 6.5%, 2010	150,000 [e]	121,500
		1,730,411
Tobacco—1.8%
Altria:
Notes, 5.625%, 2008	370,000	379,959
Notes, 7%, 2013	270,000	288,550

16

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

Tobacco (continued)
Philip Morris,
Notes, 4.5%, 2006	EUR	300,000	381,607
			1,050,116
U.S. Government—15.8%
U.S. Treasury Bonds,
6.25%, 5/15/2030		360,000	415,544
U.S. Treasury Inflation
Protection Securities,
3.875%, 1/15/2009		1,037,843 [f]	1,171,806
U.S. Treasury Notes:
3.25%, 8/15/2008		2,069,000	2,082,256
4%, 11/15/2012		5,540,000	5,488,478
			9,158,084
U.S. Government Agencies—.8%
Federal Home Loan Mortgage Corp.,
Notes, 5.75%, 3/15/2009		140,000	154,098
SLM Student Loan Trust:
Ser. 2001-2, Cl. A1L,
1.2%, 7/27/2009		122,226 [b]	122,421
Ser. 2003-6, Cl. A1,
1.17%, 6/16/2008		218,221 [b]	218,358
			494,877
U.S. Government Agencies/
Mortgage-Backed—27.2%
Federal Home Loan Mortgage Corp.:
5%, 10/1/2018		543,921	554,969
6%, 7/1/2017		187,187	196,487
Federal National Mortgage Association:
3.53%, 7/1/2010		297,904	286,825
4.06%, 6/1/2013		100,000	94,718
5%		725,000 [g,h]	739,500
5%, 6/1/2018		265,226	270,944
5.5%		3,735,000 [g,h]	3,784,003
5.5%, 3/1/2033—10/1/2033		528,361	535,627
6%		5,460,000 [g,h]	5,644,275
6%, 4/1/2018		621,511	652,588
6.5%		570,000 [g]	596,180
6.5%, 12/1/2031-11/1/2032		938,618	982,181
7%, 5/1/2032-7/1/2032		179,402	189,998
7.5%, 6/1/2007		540	578
Grantor Trust, Ser. 2001-T6, Cl. B,
6.088%, 5/25/2011		275,000	303,053

The Fund 17

STATEMENT OF INVESTMENTS (continued)

		Principal
Bonds and Notes (continued)		Amount [a]	Value ($)

U.S. Government Agencies/Mortgage-Backed (continued)
Government National Mortgage Association I:
6.5%, 9/15/2032		334,893	353,206
8%, 2/15/2030-5/15/2030		36,863	40,112
Ser. 2002-48, Cl. PF, 1.4544%, 5/15/2029		32,847 [b]	32,886
Ser. 2003-88, Cl. AC, 2.9141%, 6/16/2018		322,559	320,117
Ser. 2003-96, Cl. B, 3.6072%, 8/16/2018		175,000	176,539
			15,754,786
Utilities/Electric—4.2%
AES:
Sr. Secured Notes, 8.75%, 2013		125,000 [c]	140,313
Sr. Secured Notes, 10%, 2005		94,230 [c]	96,351
CenterPoint Energy Resources,
Notes, 7.875%, 2013		195,000 [c]	221,129
Consumers Energy:
First Mortgage Bonds, Ser. B, 5.375%, 2013		185,000 [c]	186,192
First Mortgage Bonds, 6.25%, 2006		25,000	27,011
FirstEnergy:
Sr. Notes, Ser. A, 5.5%, 2006		105,000	108,849
Sr. Notes, Ser. B, 6.45%, 2011		110,000	114,219
Ipalco Enterprises,
Sr. Secured Notes, 8.625%, 2011		75,000	84,188
Niagara Mohawk Power,
Sr. Notes, Ser. G, 7.75%, 2008		35,000	40,666
Nisource Capital Markets,
Medium-Term Notes, 7.86%, 2017		75,000	90,710
Northern States Power,
First Mortgage Bonds, 7.125%, 2025		110,000	126,805
Pepco,
Notes, 5.5%, 2007		110,000	117,765
Pinnacle Partners,
Sr. Notes, 8.83%, 2004		325,000 [c]	338,406
Southern California Edison,
First Refunding Mortgage Bonds, 8%, 2007		250,000	287,188
Texas Utilities,
Notes, Ser. C, 6.375%, 2008		145,000	153,338
Westar Energy,
First Mortgage Bonds, 7.875%, 2007		160,000	179,600
XCEL Energy,
Sr. Notes, 7%, 2010		120,000	136,263
			2,448,993
Total Bonds and Notes
(cost $	62,433,513)		64,196,446

18

			Face Amount
			Covered by
Options—.0%			Contracts ($)		Value ($)

Call Options;
U.S. Treasury 10 Year Notes,
February 2004 @ $		98.73
(cost $	17,331)		1,180,000		22,401

Preferred Stocks—.6%			Shares		Value ($)

Automotive—.1%
General Motors,
Ser. C, Cum. Conv., $		1.5625	2,250		72,675
Cable/Media—.2%
CSC Holdings,
Ser. M, Cum., $		11.125	1,120		117,880
Real Estate Investment Trusts—.3%
Equity Office Properties Trust,
Ser. B, Cum. Conv., $		2.625	3,140		157,031
Total Preferred Stocks
(cost $	312,198)				347,586

			Principal
Short-Term Investments—7.1%			Amount	[a]	Value ($)

U.S. Government Agencies;
Federal National Mortgage Association,
Agency Discount Notes,
1.05%, 1/14/2004
(cost $	4,093,447)		4,095,000		4,093,447

Total Investments
(cost $	66,856,489)		118.4%		68,659,880
Liabilities, Less Cash and Receivables			(18.4%)		(10,646,037)
Net Assets			100.0%		58,013,843

a Principal amount stated in U.S. Dollars unless otherwise noted.

EUR—Euros

b	Variable rate security—interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2003, these securities amounted to $5,207,973 or 9.0% of net assets.

d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Non-income producing—security in default.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Purchased on a forward commitment basis.
h	Security acquired under mortgage dollar roll agreement.

See notes to financial statements.

The Fund 19

STATEMENT OF OPTIONS WRITTEN

December 31, 2003

Call Options
		Face Amount
		Covered by
Issuer		Contracts ($)	Value ($)

U.S. Treasury Notes, 4.25%, 11/15/2013:
January 2004 @$	99.91	585,000	4,570
January 2004 @$	100.23	580,000	4,463
January 2004 @$	100.94	580,000	2,017
January 2004 @$	99.83	600,000	2,784
February 2004 @$	101.89	1,180,000	6,223

Put Options
Issuer

U.S. Treasury Notes, 4.25%, 11/15/2013:
January 2004 @$	99.91	585,000	5,027
January 2004 @$	100.23	580,000	7,341
January 2004 @$	100.94	580,000	9,380
January 2004 @$	99.83	600,000	2,268
February 2004 @$	95.58	1,180,000	2,627
(Premiums received	$66,385)		46,700

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	66,856,489	68,659,880
Cash	1,730,319
Cash denominated in foreign currencies	377,514	375,704
Receivable for investment securities sold	3,285,598
Dividends and interest receivable	678,270
Receivable from broker for swaps opened	30,338
Receivable for shares of Beneficial Interest subscribed	4,037
Unrealized appreciation on swaps—Note 3	3,011
74,767,157

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2	54,770
Payable for open mortgage-backed dollar rolls	11,816,111
Payable for investment securities purchased	3,323,974
Payable for shares of Beneficial Interest redeemed	1,304,248
Net unrealized depreciation on forward
currency exchange contracts—Note 3	207,511
Outstanding options written, at value (premiums
received	$66,385)—See Statement of Options Written	46,700
16,753,314

Net Assets (	$)	58,013,843

Composition of Net Assets ($):
Paid-in capital	64,747,428
Accumulated undistributed investment income-net	134,313
Accumulated net realized gain (loss) on investments	(8,495,386)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions
(including $3,011 net unrealized appreciation on swap transactions)	1,627,488

Net Assets (	$)	58,013,843

Net Asset Value Per Share
Class A	Class B	Class C	Class R

Net Assets ($)	43,810,585	10,308,740	1,692,079	2,202,439
Shares Outstanding	4,018,220	945,599	155,062	202,183

Net Asset Value Per Share ($) 10.90	10.90	10.91	10.89

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS

Year Ended December 31, 2003

Investment Income ($):
Income:
Interest	2,502,372
Cash dividends	18,806
Total Income	2,521,178
Expenses:
Management fee—Note 2(a)	440,048
Distribution and service fees—Note 2(b)	248,601
Loan commitment fees—Note 4	555
Total Expenses	689,204
Investment Income—Net	1,831,974

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,903,559
Net realized gain (loss) on forward currency exchange contracts	(801,899)
Net realized gain (loss) on options transactions	14,026
Net realized gain (loss) on swap transactions	8,781
Net Realized Gain (Loss)	1,124,467
Net unrealized appreciation (depreciation) on investments, options
transactions, foreign currency transactions and swap transactions	273,748
Net Realized and Unrealized Gain (Loss) on Investments	1,398,215
Net Increase in Net Assets Resulting from Operations	3,230,189

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2003	2002

Operations ($):
Investment income—net	1,831,974	2,330,370
Net realized gain (loss) on investments	1,124,467	1,922,946
Net unrealized appreciation
(depreciation) on investments	273,748	680,019
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,230,189	4,933,335

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(1,639,080)	(1,915,696)
Class B shares	(321,778)	(434,652)
Class C shares	(50,998)	(70,960)
Class R shares	(128,194)	(144,714)
Net realized gain on investments:
Class A shares	(191,821)	—
Class B shares	(45,150)	—
Class C shares	(7,407)	—
Class R shares	(15,330)	—
Total Dividends	(2,399,758)	(2,566,022)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	2,714,221	3,548,853
Class B shares	803,504	1,286,889
Class C shares	243,918	222,202
Class R shares	624,957	483,313
Dividends reinvested:
Class A shares	1,538,344	1,577,776
Class B shares	234,934	253,456
Class C shares	23,252	23,237
Class R shares	119,763	119,503
Cost of shares redeemed:
Class A shares	(8,623,372)	(8,986,915)
Class B shares	(3,353,257)	(3,711,507)
Class C shares	(580,018)	(583,493)
Class R shares	(1,970,340)	(933,998)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,224,094)	(6,700,684)
Total Increase (Decrease) in Net Assets	(7,393,663)	(4,333,371)

Net Assets ($):
Beginning of Period	65,407,506	69,740,877
End of Period	58,013,843	65,407,506
Undistributed investment income—net	134,313	113,693

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,

	2003	2002

Capital Share Transactions:
Class Aa
Shares sold	250,306	338,972
Shares issued for dividends reinvested	141,478	150,428
Shares redeemed	(797,689)	(860,006)
Net Increase (Decrease) in Shares Outstanding	(405,905)	(370,606)

Class Ba
Shares sold	74,092	122,817
Shares issued for dividends reinvested	21,608	24,173
Shares redeemed	(309,933)	(353,769)
Net Increase (Decrease) in Shares Outstanding	(214,233)	(206,779)

Class C
Shares sold	22,348	21,244
Shares issued for dividends reinvested	2,137	2,214
Shares redeemed	(53,386)	(55,750)
Net Increase (Decrease) in Shares Outstanding	(28,901)	(32,292)

Class R
Shares sold	57,462	46,357
Shares issued for dividends reinvested	11,025	11,407
Shares redeemed	(181,593)	(89,446)
Net Increase (Decrease) in Shares Outstanding	(113,106)	(31,682)

a During the period ended December 31, 2003, 45,778 Class B shares representing $497,111 were automatically converted to 45,774 Class A shares and during the period ended December 31, 2002, 48,412 Class B shares representing $508,638 were automatically converted to 48,405 Class A shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

Class A Shares	2003	2002	2001[a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	10.75	10.37	10.29	9.99	10.81
Investment Operations:
Investment income—net	.33[b]	.38[b]	.52[b]	.61	.64
Net realized and unrealized gain
(loss) on investments	.26	.42	.10	.30	(.82)
Total from Investment Operations	.59	.80	.62	.91	(.18)
Distributions:
Dividends from investment income—net	(.39)	(.42)	(.54)	(.61)	(.64)
Dividends from net realized
gain on investments	(.05)	—	—	—	—
Total Distributions	(.44)	(.42)	(.54)	(.61)	(.64)
Net asset value, end of period	10.90	10.75	10.37	10.29	9.99

Total Return (%)[c]	5.51	7.87	6.09	9.53	(1.75)

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	3.06	3.63	5.01	6.16	6.21
Portfolio Turnover Rate	469.41[d]	524.46	477.71	531.86	309.42

Net Assets, end of period ($ X 1,000)	43,811	47,571	49,729	51,527	60,755

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 5.16% to 5.01%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	The portfolio turnover rate excluding mortgage dollar roll transactions was 272.57%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Class B Shares	2003	2002	2001[a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	10.75	10.37	10.29	9.99	10.81
Investment Operations:
Investment income—net	.25[b]	.30[b]	.44[b]	.54	.57
Net realized and unrealized gain
(loss) on investments	.25	.42	.10	.30	(.83)
Total from Investment Operations	.50	.72	.54	.84	(.26)
Distributions:
Dividends from investment income—net	(.30)	(.34)	(.46)	(.54)	(.56)
Dividends from net realized
gain on investments	(.05)	—	—	—	—
Total Distributions	(.35)	(.34)	(.46)	(.54)	(.56)
Net asset value, end of period	10.90	10.75	10.37	10.29	9.99

Total Return (%)[c]	4.73	7.07	5.30	8.73	(2.48)

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	2.31	2.91	4.27	5.41	5.44
Portfolio Turnover Rate	469.41[d]	524.46	477.71	531.86	309.42

Net Assets, end of period ($ X 1,000)	10,309	12,470	14,172	15,069	15,905

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.42% to 4.27%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	The portfolio turnover rate excluding mortgage dollar roll transactions was 272.57%.

See notes to financial statements.

26

		Year Ended December 31,

Class C Shares	2003	2002	2001[a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	10.76	10.38	10.30	10.00	10.82
Investment Operations:
Investment income—net	.25[b]	.31[b]	.45[b]	.54	.57
Net realized and unrealized gain
(loss) on investments	.25	.41	.09	.30	(.83)
Total from Investment Operations	.50	.72	.54	.84	(.26)
Distributions:
Dividends from investment income—net	(.30)	(.34)	(.46)	(.54)	(.56)
Dividends from net realized
gain on investments	(.05)	—	—	—	—
Total Distributions	(.35)	(.34)	(.46)	(.54)	(.56)
Net asset value, end of period	10.91	10.76	10.38	10.30	10.00

Total Return (%)[c]	4.73	7.06	5.29	8.73	(2.48)

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	2.31	2.92	4.30	5.42	5.46
Portfolio Turnover Rate	469.41[d]	524.46	477.71	531.86	309.42

Net Assets, end of period ($ X 1,000)	1,692	1,980	2,245	2,834	3,695

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) on investments per share by $.02 and decrease the ratio of net investment income to average net assets from 4.44% to 4.30%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	The portfolio turnover rate excluding mortgage dollar roll transactions was 272.57%.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,

Class R Shares	2003	2002	2001[a]	2000	1999

Per Share Data ($):
Net asset value, beginning of period	10.74	10.36	10.28	9.98	10.81
Investment Operations:
Investment income—net	.37[b]	.41[b]	.56[b]	.65	.67
Net realized and unrealized gain
(loss) on investments	.24	.41	.08	.29	(.84)
Total from Investment Operations	.61	.82	.64	.94	(.17)
Distributions:
Dividends from investment income—net	(.41)	(.44)	(.56)	(.64)	(.66)
Dividends from net realized
gain on investments	(.05)	—	—	—	—
Total Distributions	(.46)	(.44)	(.56)	(.64)	(.66)
Net asset value, end of period	10.89	10.74	10.36	10.28	9.98

Total Return (%)	5.78	8.14	6.24	9.92	(1.57)

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	3.30	3.88	5.34	6.41	6.45
Portfolio Turnover Rate	469.41[c]	524.46	477.71	531.86	309.42

Net Assets, end of period ($ X 1,000)	2,202	3,387	3,595	4,813	9,270

a As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) on investments per share by $.01 and decrease the ratio of net investment income to average net assets from 5.49% to 5.34%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

b	Based on average shares outstanding at each month end.
c	The portfolio turnover rate excluding mortgage dollar roll transactions was 272.57%.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations which primarily have maturities of 10 years or less. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment manager.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. (“Mellon Bank”), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S.Treasury Bills), options, swap transactions and financial futures) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid prices and asked prices. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

30

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $133,522, accumulated capital losses $8,243,852 and unrealized appreciation $1,701,400. In addition, the fund had $420,544 of capital losses realized after October 31, 2003, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital losses are available to be applied against future net securities profits, if any, realized subsequent to December 31, 2003. If not applied, $970,306 of the carryover expires in fiscal 2004, $4,432,909 expires in fiscal 2007 and $2,840,637 expires in fiscal 2008.

The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2003 and December 31, 2002, were as follows: ordinary income $2,399,758 and $2,566,022, respectively.

During the period ended December 31, 2003, as a result of permanent book to tax differences, the fund increased accumulated undistributed investment income-net by $328,696, decreased accumulated net realized gain (loss) on investments by $280,576 and decreased paid-in capital by $48,120. Net assets were not affected by this reclassification.

32

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

(a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the “Dreyfus/Laurel Funds”) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

During the period ended December 31, 2003, the Distributor retained $1,761 from commissions earned on sales of the fund’s Class A shares and $30,697 and $137 from contingent deferred sales charges on redemptions on the fund’s Class B and Class C shares, respectively.

(b) Distribution and service plan: Under separate Distribution Plans (the “Plans”) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. During the period ended December 31, 2003, Class A, Class B and Class C shares were charged $115,430, $86,215 and $13,663, respectively, pursuant to their respective Plans. Class B and Class C shares were charged $28,738 and $4,555, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts, options transactions and swap transactions during the period ended December 31, 2003, amounted to $306,158,170 and

34

$307,156,233, respectively, of which $128,383,534 in purchases and $128,843,938 in sales were from dollar roll transactions.

The fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the fund sells mortgage-backed securities to a financial institution and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date, at an agreed upon price.

In addition, the following table summarizes the fund’s call/put options written during the period ended December 31, 2003:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)

Contracts outstanding
December 31, 2002	—	—	—	—
Contracts written	80,810,000	233,024
Contracts Terminated;
Closed	3,745,000	49,615	158,844	(109,229)
Expired	70,015,000	117,024	—	117,024
Total Contracts
Terminated	73,760,000	166,639	158,844	7,795
Contracts outstanding
December 31, 2003	7,050,000	66,385

The fund may purchase and write (sell) call/put options in order to gain exposure to or protect against change in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at December 31, 2003:

	Foreign
Forward Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sale:
Euro, expiring 3/17/2004	4,382,500	5,306,112	5,513,623	(207,511)

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount.To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund

36

will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.The following summarizes total return swaps entered into by the fund at December 31, 2003:

Unrealized
Notional Amount ($)	Description	Appreciation ($)

1,740,000	Agreement with Citigroup,	—
terminating April 30, 2004 to pay
a floating rate on the 1 month Libor
minus .55% to receive if positive
(pay if negative) the notional amount
as a result of the monthly total return of
the Lehman CMBS Investment Grade Index

Credit default swaps involve commitments to pay a fixed rate exchange for payment if a credit event affecting a third party (the ref erenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily and the charge, if any, recorded as unrealized appreciation or depreciation in the Statement of Operations.

In addition, the following summarizes open credit default swap agree ments at December 31, 2003:

		Unrealized
Notional Amount ($)	Description	Appreciation ($)

250,000	Agreement with Goldman Sachs terminating	509
	December 20, 2013 to pay a fixed rate of
	.46% and receive the notional amount
	as a result of interest payment default
	totaling $1,000,000 or principal
	payment default of $10,000,000 on
	BellSouth, 6%, 10/15/2011

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

		Unrealized
Notional Amount ($)	Description	Appreciation ($)

250,000	Agreement with Goldman Sachs terminating	2,502
	December 20, 2013 to pay a fixed rate of
	.49% and receive the notional amount
	as a result of interest payment default
	totaling $1,000,000 or principal
	payment default of $10,000,000 on
	SBC Communications, 5.875%, 8/15/2012

Realized gains and losses on maturity or termination of swaps are presented in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of the counterpar-ties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At December 31, 2003, the cost of investments for federal income tax purposes was $66,990,089; accordingly, accumulated net unrealized appreciation on investments was $1,669,791, consisting of $1,884,152 gross unrealized appreciation and $214,361 gross unrealized depreciation.

NOTE 4—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 2003, the fund did not borrow under the Facility.

38

INDEPENDENT AUDITORS’ REPORT

The Board of Trustees and Shareholders The Dreyfus/Laurel Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the statements of investments and options written, of Dreyfus Premier Managed Income Fund (the “Fund”) of The Dreyfus/Laurel Funds Trust, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers.As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by manage-ment,as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Managed Income Fund of The Dreyfus/Laurel Funds Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York February 20, 2004

The Fund 39

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates .62% of the ordinary dividends paid during the fiscal year ended December 31, 2003 as qualifying for the corporate dividends received deduction.

The fund also designates .66% of the ordinary dividends paid during 2003 as qualifying dividends, subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

40

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186
———————
James Fitzgibbons (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Howes Leather Corporation, Director
No. of Portfolios for which Board Member Serves: 23
———————
J.Tomlinson Fort (75)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-January 2003)
No. of Portfolios for which Board Member Serves: 23
———————
Kenneth A. Himmel (57)
Board Member (1994)
Principal Occupation During Past 5 Years:
• President and CEO, Related Urban Development, a real estate development company
(1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (56)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
• Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
• BDML Holdings, an insurance company, Chairman of the Board
• Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————
Roslyn Watson (54)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (57)
Board Member (1998)
Principal Occupation During Past 5 Years:
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College,Trustee
• The Greater Boston Chamber of Commerce, Director
• The First Albany Companies, Inc., an investment bank, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo Africa-America, Advisory Board
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term.Additional information about the Board Members, including their address is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.
Chairman of the Board, Chief Executive
Officer and Chief Operating Officer of the
Manager, and an officer of 95 investment
companies (comprised of 185 portfolios)
managed by the Manager. Mr. Canter also is a
Board member and, where applicable, an
Executive Committee Member of the other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 58 years old and
has been an employee of the Manager since
May 1995.
STEPHEN R. BYERS, Executive Vice
President since November 2002.
Chief Investment Officer,Vice Chairman and a
Director of the Manager, and an officer of 95
investment companies (comprised of 185
portfolios) managed by the Manager. Mr. Byers
also is an officer, director or an Executive
Committee Member of certain other
investment management subsidiaries of Mellon
Financial Corporation, each of which is an
affiliate of the Manager. He is 50 years old and
has been an employee of the Manager since
January 2000. Prior to joining the Manager, he
served as an Executive Vice President-Capital
Markets, Chief Financial Officer and Treasurer
at Gruntal & Co., L.L.C.
MARK N. JACOBS, Vice President since
March 2000.
Executive Vice President, Secretary and
General Counsel of the Manager, and an
officer of 96 investment companies (comprised
of 201 portfolios) managed by the Manager.
He is 57 years old and has been an employee
of the Manager since June 1977.
STEVEN F. NEWMAN, Secretary since
March 2000.
Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 96
investment companies (comprised of 201
portfolios) managed by the Manager. He is 54
years old and has been an employee of the
Manager since July 1980.
JEFF PRUSNOFSKY, Assistant Secretary
since March 2000.
Associate General Counsel of the Manager,
and an officer of 24 investment companies
(comprised of 81 portfolios) managed by the
Manager. He is 38 years old and has been an
employee of the Manager since October 1990.
MICHAEL A. ROSENBERG, Assistant
Secretary since March 2000.
Associate General Counsel of the Manager,
and an officer of 93 investment companies
(comprised of 194 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1991.
JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 96 investment
companies (comprised of 201 portfolios)
managed by the Manager. He is 45 years old
and has been an employee of the Manager
since April 1985.
RICHARD CASSARO, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by the Manager. He is 44 years old
and has been an employee of the Manager
since September 1982.
ERIK D. NAVILOFF, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Taxable Fixed
Income Funds of the Manager, and an officer
of 18 investment companies (comprised of 73
portfolios) managed by the Manager. He is 35
years old and has been an employee of the
Manager since November 1992.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT SVAGNA, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 25 investment
companies (comprised of 101 portfolios)
managed by the Manager. He is 36 years old
and has been an employee of the Manager
since November 1990.
KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.
Mutual Funds Tax Director of the Manager,
and an officer of 96 investment companies
(comprised of 201 portfolios) managed by the
Manager. He is 49 years old and has been an
employee of the Manager since June 1993.
WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 91 investment companies (comprised of 196
portfolios) managed by the Manager. He is 33
years old and has been an employee of the
Distributor since October 1998. Prior to
joining the Distributor, he was a Vice President
of Compliance Data Center, Inc.

44

For More Information

Dreyfus Premier
Managed Income Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166
To obtain information:

By telephone
Call your financial
representative or
1-800-554-4611
By mail Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling the telephone number listed above, or by visiting the SEC’s website at http://www.sec.gov

© 2004 Dreyfus Service Corporation 349AR1203

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

     (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $74,750 in 2002 and $79,200 in 2003.

     (b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $18,100 in 2002 and $18,100 in 2003. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (ii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events.

     The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the service affiliate, which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003.

     Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

     (c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,400 in 2002 and $5,400 in 2003. [These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory,

h:\dawn\dlftncsr1203

regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

     The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003.

     (d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2002 and $0 in 2003.

     The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2002 and $0 in 2003.

     Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

     Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,197,123 in 2002 and $1,692,125 in 2003.

     Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date

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of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 27, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 27, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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